FILE NO. 33-90474
                                                                        811-9002

             As Filed with the Securities and Exchange Commission



                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [x]
Pre-Effective Amendment No.                                                  [ ]
Post-Effective Amendment No. 4                                               [x]


                                     and /or


REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                          [x]
Amendment No. 5                                                              [x]


                              SEPARATE ACCOUNT ONE
             (Exact Name of Registrant as Specified in its Charter)

                         NORTHERN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  1110 Third Avenue, Seattle, Washington 98101
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (206) 292-1111

                                 James E. Nelson
                         Northern Life Insurance Company
                                1110 Third Avenue
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)

            Approximate date of proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.


              It is proposed that this filing will become effective
                            (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on August 8, 1997 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date), pursuant to paragraph (a) of Rule 485.



If appropriate, check the following box:

[x] This Post-Effective Amendment designates a new effective date of a previously filed Post-Effective Amendement.


Registrant has chosen to register an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on or about February 19, 1997.

                              SEPARATE ACCOUNT ONE
                  CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

 FORM N-4
ITEM NUMBER          PART A HEADING IN PROSPECTUS
-----------          ----------------------------
    1                Cover Page
    2                Definitions
    3                Summary
    4                Condensed Financial Information
    5                The Company; The Variable Account; Investments of the
                     Variable Account
    6                Charges Made by the Company
    7                The Contracts
    8                Annuity Provisions
    9                The Contracts
    10               The Contracts
    11               The Contracts
    12               Federal Tax Status
    13               Legal Proceedings
    14               Statement of Additional Information Table of Contents

                     PART B HEADING IN STATEMENT OF ADDITIONAL INFORMATION
                     -----------------------------------------------------
    15               Cover Page
    16               Table of Contents
    17               Introduction
    18               Not Applicable
    19               Distribution of the Contracts
    20               Distribution of the Contracts
    21               Calculation of Yields and Total Returns
    22               Annuity Provisions (In Prospectus)
    23               Financial Statements

                     PART C HEADINGS
                     ---------------
    24               Financial Statements and Exhibits
    25               Directors and Officers of the Depositor
    26               Persons Controlled by or Under Common Control with the
                     Depositor or Registrant
    27               Number of Contract Owners
    28               Indemnification
    29               Principal Underwriter
    30               Location of Accounts and Records
    31               Not Applicable
    32               Undertakings

VARIABLE ANNUITY

PROSPECTUS


THE NORHTERN LIFE

                                   ADVANTAGE

                        [PROSPECUTS COVER PHOTO/GRAPHIC]


                                 August 8, 1997



                                                             NORTHERN LIFE
                                                             A ReliaStar Company

                              SEPARATE ACCOUNT ONE
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                         NORTHERN LIFE INSURANCE COMPANY
                  1110 THIRD AVENUE, SEATTLE, WASHINGTON 98101
                            TELEPHONE: (206) 292-1111

The Individual Deferred Variable/Fixed Annuity Contracts described in this Prospectus ("Contracts") are offered by Northern Life Insurance Company (the "Company") for use in connection with retirement plans qualifying for special tax treatment under Sections 401(a), 403(b), and 408 of the Internal Revenue Code of 1986, as amended (the "Code"). In addition, one of the Contracts described in this Prospectus is offered on a non-qualified basis.

This Prospectus offers two series of flexible premium annuity Contracts which differ in the amount of Purchase Payments required, when Purchase Payments can be made and certain charges imposed under the Contracts.

The Contracts provide for accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis. Annuity Payouts under the Contracts are deferred until a selected later date.


Purchase Payments may be allocated to one or more of the available Sub-Accounts of Separate Account One (the "Variable Account"), a separate account of the Company and/or to one or both Fixed Account options, Fixed Account A and Fixed Account B, which are part of the general account of the Company. Information about Fixed Account A and Fixed Account B is contained in Appendix A, on page A-1.


Additional information about the Contracts, the Company and the Variable Account is contained in a Statement of Additional Information dated August 8, 1997, which has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by writing to Northern Life Insurance Company, P.O. Box 12530, Seattle, Washington 98111, by calling (800) 333-6965, or by accessing the SEC's internet web site (http://www.sec.gov). The Statement of Additional Information is incorporated by reference in this Prospectus. The Table of Contents for the Statement of Additional Information may be found on page 44 of this Prospectus.



                            (Continued on next page)


THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


SHARES OF THE FUNDS AND INTERESTS IN THE CONTRACTS AND FIXED ACCOUNTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.


THE DATE OF THIS PROSPECTUS IS AUGUST 8, 1997.



15500 8-97

Purchase Payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Funds"). The Funds are currently four portfolios of The Alger American Fund, four portfolios of the Fidelity Variable Insurance Products Fund, four portfolios of the Fidelity Variable Insurance Products Fund II, four portfolios of Janus Aspen Series, two portfolios of Neuberger&Berman Advisers Management Trust, five funds of the Northstar Variable Trust, and four portfolios of the OCC Accumulation Trust. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, depending on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. This Prospectus is valid only when accompanied by Prospectuses for the Funds located in "The Northern Life Advantage Variable Annuity Mutual Funds" Book, Part II Prospectuses.

                                TABLE OF CONTENTS


PART I

Definitions ..............................................................    6

Summary Of Contract Expenses .............................................    9

Summary ..................................................................   13
Purpose of Contracts .....................................................   13
Series of Contract .......................................................   13
Investment Alternatives ..................................................   13
Purchasing a Contract ....................................................   13
Withdrawals ..............................................................   14
Withdrawal Charge ........................................................   14
Other Charges ............................................................   14
Reallocations ............................................................   14
Fixed and Variable Annuity Payouts .......................................   14
Revocation ...............................................................   14

Condensed Financial Information ..........................................   15

Performance Information ..................................................   17

The Company ..............................................................   19

The Variable Account .....................................................   19

Investments Of The Variable Account ......................................   19
Reinvestment .............................................................   24
Addition, Deletion or Substituion of Fund Shares .........................   24

Charges Made By The Company ..............................................   25
Withdrawal Charge (Contingent Deferred Sales Charge) .....................   25
Partial Waiver of Withdrawal Charge ......................................   26
Reduction of Withdrawal Charge ...........................................   27
Annual Contract Charge ...................................................   27
Mortality Risk Charge ....................................................   27
Expense Risk Charge ......................................................   27
Administrative Charge ....................................................   27
Sufficiency of Charges ...................................................   27
Premium and Other Taxes ..................................................   28
Reduction of Charges .....................................................   28
Expenses of the Funds ....................................................   28

Administration ...........................................................   28

The Contracts ............................................................   28
Contract Application and Purchase Payments ...............................   28
Revocation ...............................................................   29
Allocation of Purchase Payments ..........................................   29
Accumulation Unit Value ..................................................   29
Net Investment Factor ....................................................   29
Death Benefit Before the Start Date ......................................   30
Payment of Death Benefit Before the Start Date ...........................   30
Death Benefit After Start Date ...........................................   31
Withdrawal (Redemption) ..................................................   31
Systematic Withdrawals ...................................................   31
Loans Available from Certain Qualified Contracts .........................   32
Reallocations ............................................................   33
Written Reallocations ....................................................   33
Telephone/Reallocations ..................................................   33
Automatic Reallocations ..................................................   33
Dollar Cost Averaging Reallocations ......................................   34
Reallocations from the Fixed Accounts ....................................   34

Assignments ..............................................................   34

Contract Owner and Beneficiaries .........................................   35

Contract Inquiries .......................................................   35

Annuity Provisions .......................................................   35
Start Date ...............................................................   35
Annuity Payout Selection .................................................   35
Forms of Annuity Payouts .................................................   36
Frequency and Amount of Annuity Payouts ..................................   36
Annuity Payouts ..........................................................   36
Sub-Account Annuity Unit Value ...........................................   37
Assumed Investment Rate ..................................................   37
Partial Annuitization ....................................................   37

Federal Tax Status .......................................................   37
Introduction .............................................................   37
Tax Status of the Contract ...............................................   38
Taxation of Annuities ....................................................   39
Possible Changes in Taxation .............................................   40
Transfers, Assignments or Exchanges of a Contract ........................   40
Withholding ..............................................................   40
Multiple Contracts .......................................................   40
Taxation of Qualified Plans ..............................................   40
Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans .............   41
Individual Retirement Annuities ..........................................   41
Tax Sheltered Annuities ..................................................   41
Possible Charge for the Company's Taxes ..................................   41
Other Tax Consequences ...................................................   41

Voting of Fund Shares ....................................................   42

Distribution Of The Contracts ............................................   42

Reports To Contract Owners ...............................................   42

Legal Proceedings ........................................................   42

Financial Statements And Experts .........................................   42

Further Information ......................................................   43

Statement of Additional Information Table of Contents ....................   44

Appendix A ...............................................................  A-1

PART II PROSPECTUSES -- "THE NORTHERN LIFE ADVANTAGE VARIABLE ANNUITY MUTUAL FUNDS" BOOK

The Alger American Fund:
Alger American Growth Portfolio .....................................   Alger-1
Alger American Leveraged AllCap Portfolio ...........................   Alger-1
Alger American MidCap Growth Portfolio ..............................   Alger-1
Alger American Small Capitalization Portfolio .......................   Alger-1

Fidelity's Variable Insurance Products Fund (VIP):
Equity-Income Portfolio .............................................       VIP
Growth Portfolio ....................................................       VIP
Money Market Portfolio ..............................................       VIP
Overseas Portfolio ..................................................       VIP

Fidelity's Variable Insurance Products Fund II (VIP II):
Asset Manager: Growth Portfolio .....................................     VIPII
Asset Manager Portfolio .............................................     VIPII
Contrafund Portfolio ................................................     VIPII
Index 500 Portfolio .................................................     VIPII

Janus Aspen Series:
Agressive Growth Portfolio ..........................................   JANUS-1
Growth Portfolio ....................................................   JANUS-1
International Growth Portfolio ......................................   JANUS-1
Worldwide Growth Portfolio ..........................................   JANUS-1

Neuberger&Berman Advisers Management Trust ("AMT"):
Limited Maturity Bond Portfolio .....................................     N&B-1
Partners Portfolio ..................................................     N&B-1

Northstar Variable Trust (Northstar):
Northstar Growth Fund ..........................................    Northstar-1
Northstar High Yield Bond Fund .................................    Northstar-1
Northstar Income and Growth Fund ...............................    Northstar-1
Northstar International Value Fund .............................    Northstar-1
Northstar Multi-Sector Bond Fund ...............................    Northstar-1

OCC Accumulation Trust:
Equity Portfolio ....................................................     OCC-1
Global Equity Portfolio .............................................     OCC-1
Managed Portfolio ...................................................     OCC-1
Small Cap Portfolio .................................................     OCC-1

DEFINITIONS

ACCUMULATION UNIT. A unit of measure used to determine the Variable Account Contract Value.

ALGER. The Alger American Fund.
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio

ANNUITANT. The person whose life determines the annuity payouts payable at the Start Date under a Contract.

ANNUITY PAYOUT DATE. Unless otherwise agreed to by the Company, the first business day of any calendar month in which a Fixed or Variable Annuity Payout is made under a Contract.

ANNUITY UNIT. A unit of measure used to determine the amount of a Variable Annuity Payout after the first Variable Annuity Payout.

BENEFICIARY. The person(s) named by the Contract Owner to receive the Death Benefit upon the death of the Contract Owner or Annuitant, if applicable, before the Start Date and to receive the balance of annuity payouts, if any, under the annuity payout(s) in effect at the Annuitant's death.

CODE. The Internal Revenue Code of 1986, as amended.

CONTINGENT BENEFICIARY. The person(s) named to become the Beneficiary if the Beneficiary dies.

CONTRACT ANNIVERSARY. The same day and month as the Issue Date each year.

CONTRACT EARNINGS. For a Transfer Series Contract, the Contract Value on any Valuation Date, plus the aggregate Purchase Payments withdrawn up to that date, minus the aggregate Purchase Payments made up to that date.

CONTRACT OWNER. The person who controls all the rights and privileges under a Contract.

CONTRACT VALUE. The sum of the Variable Account Contract Value, plus the sum of the Fixed Account A and Fixed Account B Contract Values.

CONTRACT YEAR. Each twelve-month period starting with the Issue Date and each Contract Anniversary thereafter.

DEATH BENEFIT. The amount payable, if any, upon the death, before the Start Date of the Contract Owner of a qualified Contract or the Annuitant or Contract Owner in the case of a non-qualified Contract.

DEATH BENEFIT VALUATION DATE. The Valuation Date next following the date the Company receives proof of death and an appropriate written request for payment of the Death Benefit from the Beneficiary.


FIDELITY VIP. Variable Insurance Products Fund.
Equity-Income Growth Portfolio
Growth Portfolio
Money Market Portfolio
Overseas Portfolio



FIDELITY VIP II. Variable Insurance Products Fund II.
Asset Manager: Growth Portfolio
Asset Manager Porftolio
Contrafund 500 Portfolio
Index 500 Portfolio


FIXED ACCOUNT A. Part of the general account of the Company, which consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT A CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account A, increased by reallocations made to Fixed Account A (including amounts reallocated to the Loan Account) and interest credited to Fixed Account A, less reallocations out of Fixed

Account A, withdrawals from Fixed Account A (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ACCOUNT B. Part of the general account of the Company, which consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT B CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account B, increased by reallocations made to

Fixed Account B and interest credited to Fixed Account B, less reallocations out of Fixed Account B, withdrawals from Fixed Account B (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ANNUITY PAYOUT. A series of periodic payments to the Payee which do not vary in amount, are guaranteed as to principal and interest, and are paid from the general account of the Company.

FUND. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests as described herein.

ISSUE DATE. The date on which the Contract is issued as shown on the Contract data page.


JANUS ASPEN SERIES.
Agressive Growth Portfolio
Growth Portfolio
International Growth Portfolio
Worldwide Growth Portfolio



LOAN ACCOUNT. The portion of Contract Value segregated within Fixed Account A which is designated as security for a loan under the Contract.



NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST ("AMT").
Limited Maturity Bond Portfolio
Partners Portfolio



NORTHSTAR VARIABLE TRUST.
Northstar Growth Fund
Northstar High Yield Bond Fund
Northstar Income and Growth Fund
Northstar International Value Fund
Northstar Multi-Sector Bond Fund



OCC ACCUMULATION TRUST.
Equity Portfolio
Global Equity Portfolio
Managed Portfolio
Small Cap Portfolio


OUTSTANDING LOAN BALANCE. The aggregate value of all existing loans, plus any accumulated loan interest, less any loan repayments.

PAYEE. The person to whom the Company will make Annuity Payouts.

PURCHASE PAYMENT. A payment made to the Company under a Contract which, if permitted under a Contract includes periodic, single lump sum, rollover and transfer payments.

QUALIFIED PLAN. A retirement plan under Sections 401(a), 403(b), or 408 of the Code.

SEC. The Securities and Exchange Commission.

SPECIFIED CONTRACT ANNIVERSARY. Each sixth Contract Anniversary.

START DATE. The date on which all of the Contract Value is used to purchase a Fixed and/or Variable Annuity Payout.

SUB-ACCOUNT. A subdivision of the Variable Account available under a Contract which invests in shares of a specific Fund.

SUB-ACCOUNT CONTRACT VALUE. For any Sub-Account, an amount equal to the number of accumulation units of that Sub-Account under a Contract when the Sub-Account Contract Value is computed, multiplied by the accumulation unit value for that Sub-Account.

WITHDRAWAL VALUE. The Contract Value less any applicable Withdrawal Charge, any Outstanding Loan Balance and in the case of a full withdrawal, less the Annual Contract Charge.


VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: Martin Luther King Holiday; New Year's Day; President's Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day.

VALUATION PERIOD. The period of time between a Valuation Date and the next Valuation Date.

VARIABLE ACCOUNT. Separate Account One, which is a separate investment account of the Company.

VARIABLE ACCOUNT CONTRACT VALUE. The sum of all Sub-Account Contract Values under a Contract.

VARIABLE ANNUITY PAYOUT. A series of periodic payments to the Payee which will vary in amount based on the investment performance of the Sub-Accounts selected under a Contract.

SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases                                          None
Maximum Withdrawal Charge Transfer Series (a)                                 6%
Maximum Withdrawal Charge Flex Series (a)                                     8%
Reallocation Charge (b)                                                    None
ANNUAL CONTRACT CHARGE (C)                                                  $30

VARIABLE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)
Mortality and Expense Risk Charges                                         1.25%
Other Account Fees and Expenses (See "Administrative Charge" on page 27.)   .15%
Total Variable Account Annual Expenses                                     1.40%


ANNUAL INVESTMENT FUND EXPENSES AFTER REIMBURSEMENTS (D)*
(as a percentage of Fund average net assets)

                                                    MANAGEMENT                                   TOTAL FUND
                                                    (ADVISORY)                      INTEREST       ANNUAL
                                                     FEES(d)      OTHER EXPENSES    EXPENSE       EXPENSE
                                                     -------      --------------    -------       -------
Alger American Growth Portfolio (d)                    0.75%           0.04%           --           0.79%
Alger American Leveraged AllCap Portfolio (d)          0.85%           0.21%          0.03%         1.09%
Alger American MidCap Growth Portfolio (d)             0.80%           0.04%           --           0.84%
Alger American Small Capitalization Portfolio (d)      0.85%           0.03%           --           0.88%
Fidelity VIP Equity-Income Portfolio (d)(e)            0.51%           0.07%           --           0.58%
Fidelity VIP Growth Portfolio (d)(e)                   0.61%           0.08%           --           0.69%
Fidelity VIP Money Market Portfolio (d)                0.21%           0.09%           --           0.30%
Fidelity VIP Overseas Portfolio (d)(e)                 0.76%           0.17%           --           0.93%
Fidelity VIP II Asset Manager: Growth
 Portfolio (d)(e)                                      0.65%           0.22%           --           0.87%
Fidelity VIP II Asset Manager Portfolio (d)(e)         0.64%           0.10%           --           0.74%
Fidelity VIP II Contrafund Portfolio (d)(e)            0.61%           0.13%           --           0.74%
Fidelity VIP II Index 500 Portfolio (d)(f)             0.13%           0.15%           --           0.28%
Janus Aggressive Growth Portfolio (d)(g)               0.72%           0.04%           --           0.76%
Janus Growth Portfolio (d)(g)                          0.65%           0.04%           --           0.69%
Janus International Growth Portfolio (d)(g)            0.05%           1.21%           --           1.26%
Janus Worldwide Growth Portfolio (d)(g)                0.66%           0.14%           --           0.80%
Neuberger&Berman AMT Limited Maturity
 Bond Portfolio (d)(j)                                 0.65%           0.13%           --           0.78%
Neuberger&Berman AMT Partners Portfolio (d)(j)         0.84%           0.11%           --           0.95%
Northstar Growth Fund (h)                              0.75%           0.05%           --           0.80%
Northstar High Yield Bond Fund (h)                     0.75%           0.05%           --           0.80%
Northstar Income and Growth Fund (h)                   0.75%           0.05%           --           0.80%
Northstar International Value Fund (h)                 0.75%           0.05%           --           0.80%
Northstar Multi-Sector Bond Fund (h)                   0.75%           0.05%           --           0.80%
OCC Equity Portfolio (d)(i)                            0.80%           0.22%           --           1.02%
OCC Global Equity Portfolio (d)(i)                     0.80%           0.63%           --           1.43%
OCC Managed Portfolio (d)(i)                           0.80%           0.10%           --           0.90%
OCC Small Cap Portfolio (d)(i)                         0.80%           0.22%           --           1.02%

---------------------

* The Fees and Expense information regarding the Funds was provided by the Funds. Except for the Northstar Variable Trust, neither the Funds nor their advisers are affiliated with the Company.

EXAMPLES


If a full withdrawal of the Contract Value is made at the end of the applicable time period, the following expenses on a $1,000 investment, assuming a 5% annual return on assets, would be paid:

                                               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
                                         ------------------      ------------------      ------------------      ----------------
                                         TRANSFER      FLEX      TRANSFER      FLEX      TRANSFER      FLEX      TRANSFER    FLEX
                                          SERIES      SERIES      SERIES      SERIES      SERIES      SERIES      SERIES    SERIES
                                         --------      ----      --------      ----      --------      ----      --------    ----
Alger American Growth Portfolio            $79         $ 99        $122        $144        $149        $182        $279      $279
Alger American Leveraged
 AllCap Portfolio                           82          101         131         153         164         196         309       309
Alger American MidCap
 Growth Portfolio                           79           99         123         146         151         184         284       284
Alger American Small
 Capitalization Portfolio                   80          100         124         147         153         186         288       288
Fidelity VIP Equity-Income Portfolio        77          100         115         139         138         172         258       258
Fidelity VIP Growth Portfolio               78           98         119         142         144         177         269       269
Fidelity VIP Money Market Portfolio         74           94         107         131         124         158         229       229
Fidelity VIP Overseas Portfolio             80          100         126         148         156         189         293       293
Fidelity VIP II Asset Manager:
 Growth Portfolio                           80           99         124         147         153         186         287       287
Fidelity VIP II Asset Manager
 Portfolio                                  78           98         120         143         146         180         274       274
Fidelity VIP II Contrafund Portfolio        78           98         120         143         146         180         274       274
Fidelity VIP II Index 500 Portfolio         74           94         106         130         123         157         227       227
Janus Aggresive Growth Portfolio            79           98         121         144         147         180         276       276
Janus Growth Portfolio                      78           98         119         142         144         177         269       269
Janus International Growth Portfolio        84          103         136         158         172         204         325       325
Janus Worldwide Growth Portfolio            79           99         122         145         149         182         280       280
Neuberger&Berman AMT Limited
 Maturity Bond Portfolio                    79           99         121         144         148         181         278       278
Neuberger&Berman
 AMT Partners Portfolio                     80          100         126         149         157         189         295       295
Northstar Growth Fund                       79           99         122         145         149         182         280       280
Northstar High Yield
 Bond Fund                                  79           99         122         145         149         182         280       280
Northstar Income and
 Growth Fund                                79           99         122         145         149         182         280       280
Northstar International
 Value Fund                                 79          102         122         145         149         182         280       280
Northstar Multi-Sector
 Bond Fund                                  79           99         122         145         149         182         280       280
OCC Equity Portfolio                        81          101         128         151         160         193         302       302
OCC Global Equity Portfolio                 85          105         141         162         180         212         341       341
OCC Managed Portfolio                       80          100         125         148         154         187         290       290
OCC Small Cap Portfolio                     81          101         128         151         160         193         302       302

If the Contract is annuitized at the end of the applicable time period or if it is not surrendered, the following expenses on a $1,000 investment assuming a 5% annual return would be paid:


                                               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
                                         ------------------      ------------------      ------------------      ----------------
                                         TRANSFER      FLEX      TRANSFER      FLEX      TRANSFER      FLEX      TRANSFER    FLEX
                                          SERIES      SERIES      SERIES      SERIES      SERIES      SERIES      SERIES    SERIES
                                         --------      ----      --------      ----      --------      ----      --------    ----
Alger American Growth Portfolio            $25         $25         $77         $77         $131        $131        $279      $279
Alger American Leveraged AllCap
 Portfolio                                  28          28          86          86          146         146         309       309
Alger American MidCap
 Growth Portfolio                           25          25          78          78          133         133         284       284
Alger American Small
 Capitalization Portfolio                   26          26          79          79          135         135         288       288
Fidelity VIP Equity-Income Portfolio        23          23          70          70          120         120         258       258
Fidelity VIP Growth Portfolio               24          24          74          74          126         126         269       269
Fidelity VIP Money Market Portfolio         20          20          62          62          106         106         229       229
Fidelity VIP Overseas Portfolio             26          26          81          81          138         138         293       293
Fidelity VIP II Asset Manager:
 Growth Portfolio                           26          26          79          79          135         135         287       287
Fidelity VIP II Asset Manager
 Portfolio                                  24          24          75          75          128         128         274       274
Fidelity VIP II Contrafund Portfolio        24          24          75          75          128         128         274       274
Fidelity VIP II Index 500 Portfolio         20          20          61          61          105         105         227       227
Janus Aggressive Growth Portfolio           25          25          76          76          129         129         276       276
Janus Growth Portfolio                      24          24          74          74          126         126         269       269
Janus International Growth Portfolio        30          30          91          91          154         154         325       325
Janus Worldwide Growth Portfolio            25          25          77          77          131         131         280       280
Neuberger&Berman AMT Limited
 Maturity Bond Portfolio                    25          25          76          76          130         130         278       278
Neuberger&Berman AMT Partners
 Portfolio                                  26          26          81          81          139         139         295       295
Northstar Growth Fund                       25          25          77          77          131         131         280       280
Northstar High Yield Bond Fund              25          25          77          77          131         131         280       280
Northstar Income and
 Growth Fund                               $25         $25         $77         $77         $131        $131        $280      $280
Northstar International
 Value Fund                                 25          25          77          77          131         131         280       280
Northstar Multi-Sector Bond Fund            25          25          77          77          131         131         280       280
OCC Equity Portfolio                        27          27          83          83          142         142         302       302
OCC Global Equity Portfolio                 31          31          96          96          162         162         341       341
OCC Managed Portfolio                       26          26          80          80          136         136         290       290
OCC Small Cap Portfolio                     27          27          83          83          142         142         302       302


(a) The Withdrawal Charge for the Transfer Series Contracts applies to each Purchase Payment. The Withdrawal Charge is 6% in the Contract Year a Purchase Payment is received by the Company and the Contract Year immediately following. It decreases to 0% beginning the sixth year after a Purchase Payment was received by the Company. For the Flex Series Contracts, the Withdrawal Charge is based on Contract Years. It decreases from 8% in the first three Contract Years to 0% after the tenth Contract Year. Under certain situations amounts may be withdrawn free of any Withdrawal Charge or the Withdrawal Charge may be reduced or waived. For more information on the Withdrawal Charge, see "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 25. The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. For more information on the processing fee, see "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 25.

(b) The Company currently does not assess a charge on reallocations between Sub-Accounts or to or from the Fixed Accounts, although the Company reserves the right to assess a charge not to exceed $25 per each reallocation.

(c) The Company currently deducts an Annual Contract Charge of $30 from the Contract Value, but reserves the right to waive the charge where the Contract Value exceeds $25,000.



(d) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, recordkeeping, and in some cases, distribution, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.



(e) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for VIP's Equity Income Portfolio, .67% for VIP's Growth Portfolio, .92% for VIP's Overseas Portfolio, .73% for VIP II's Asset Manager Portfolio, .85% for VIP II's Asset Manager: Growth Portfolio, and .71% for VIP II's Contrafund Portfolio.



(f) FMR agreed to reimburse a portion of VIP II's Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' management fee, other expenses and total expenses would have been .28%, .15% and .43% respectively.



(g) The fees and expenses of the Janus Aspen Series are based on gross expenses before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Growth, Aggressive Growth, International Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses would have been: 0.79%, 0.04%, and 0.83% for the Growth Portfolio; 0.79%, 0.04%, and 0.83% for the Aggressive Growth Portfolio; 1.00%, 1.21%, and 2.21% for the International Growth Portfolio; and 0.77%, 0.14%, and 0.91% for the Worldwide Growth Portfolio. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days notice to the trustees of Janus Aspen Series.



(h) The investment adviser to the Northstar variable trust has agreed to reimburse the five Northstar Funds for any expenses in excess of 0.80% of each Fund's average daily net assets. In the absence of the investment adviser's expense reimbursements, the actual expenses that would have been paid by each Fund during its fiscal year ended December 31, 1996 would have been: Income and Growth Fund -- 1.40%; Growth Fund -- 1.70%; Multi-Sector Bond Fund -- 1.68%; and High Yield Bond Fund -- 1.73%. The International Value Fund commenced operations on August 8, 1997, and so has no historical expense information. Absent the expense reimbursement, actual expenses for this Fund would be projected to be 1.90%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.



(i) The annual expenses of OCC Accumulation Trust Portfolio (the "Portfolios") as of December 31, 1996 have been restated to reflect new management fee and expense limitation arrangements in effect as of May 1, 1996. Additionally, Other Expenses are shown gross of certain expense offsets afforded the Portfolios which effectively lowered overall custody expenses. Effective May 1, 1996, the expenses of the Portfolios were contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.25% of their respective average daily net assets. Furthermore, through December 31, 1997, the annualized operating expenses of the Equity, Managed, and Small Cap Portfolios will be voluntarily limited by OpCap Advisors so that annualized operating expenses (net of any expense offsets) of these Portfolios do not exceed 1.00% of their respective average daily net assets. Without such contractual and voluntary expense limitations and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Investment Fund Annual Expenses incurred for the fiscal year ended December 31, 1996 would have been .80%, .31% and 1.11% respectively, for the Equity Portfolio; .80%, 1.04% and 1.84% respectively, for the Global Equity Portfolio; .80%, .10% and .90%
         respectively, for the Managed Portfolio; and .80%, .26% and 1.06% respectively, for the Small Cap Portfolio. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.



(j) Neuberger&Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.



THE EXAMPLES SHOWN IN THE TABLE ABOVE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

The purpose of this table is to assist a Contract Owner in understanding the various costs and expenses that a Contract Owner will bear either directly or indirectly. The table reflects the anticipated expenses of the Variable Account as well as the actual expenses of the Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in this table based on an anticipated average Contract Value of $10,000.


In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see page 28, "Premium and Other Taxes".

SUMMARY

PURPOSE OF CONTRACTS

The Contracts are designed to provide individuals with retirement benefits through the accumulation of Purchase Payments on a fixed or variable basis, and by applying such accumulations to provide Fixed, Variable, or combination Fixed and Variable Annuity Payouts. The purpose of variable accumulation and Variable Annuity Payouts is to provide returns to Contract Owners which offset or exceed the effects of inflation. There is, however, no assurance that this purpose will be achieved.

SERIES OF CONTRACTS

This Prospectus describes two series of individual deferred variable/fixed annuity Contracts. Transfer Series Contracts include an individual deferred tax sheltered annuity contract, an individual deferred retirement annuity contract and an individual deferred annuity contract ("Transfer Series"). The Flex Series Contracts include a flexible premium individual deferred tax sheltered annuity contract and a flexible premium individual retirement annuity contract ("Flex Series"). For Transfer Series Contracts and Flex Series Contracts which are Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code which are not less than the specific contract minimum Purchase Payment. For the non-qualified Transfer Series Contract, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code, which are not less than the specified Contract minimum Purchase Payment. The Transfer Series and Flex Series Contracts differ in terms of the amount of Purchase Payments required, when Purchase Payments can be made and certain charges. (See "Contract Application and Purchase Payments" on page 28, and "Charges Made by the Company" on page 25.)

INVESTMENT ALTERNATIVES

Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account and to Fixed Account A and/or Fixed Account B. Purchase Payments allocated to one or more Sub-Accounts will be invested in shares of one or more of the Funds at net asset value. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, primarily based on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. (See "Investments of the Variable Account" on page 19.) Amounts in Fixed Account A and Fixed Account B earn various rates of interest, with the minimum being the guaranteed rate.

PURCHASING A CONTRACT

Individuals who want to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company's Home Office. The minimum and maximum amount of Purchase Payments vary depending on the type and series of Contract purchased. (See "Contract Application and Purchase Payments" on page 28.)

WITHDRAWALS

The Contract Owner may, subject to applicable law, make a total or partial withdrawal at any time prior to the Start Date by giving a written request to the Company. (See "Withdrawal (Redemption)" on page , and "Taxation of Annuities" on page 31.)

WITHDRAWAL CHARGE

No deduction for a sales charge is made from Purchase Payments. A Withdrawal Charge (Contingent Deferred Sales Charge) may, however, apply to full or partial withdrawals, with certain exceptions. The maximum Withdrawal Charge on a full or partial withdrawal under a Transfer Series Contract is 6% of the amount withdrawn. The maximum Withdrawal Charge on a full or partial withdrawal under a Flex Series Contract is 8% of the amount withdrawn. The Company may decrease or eliminate the Withdrawal Charge applicable to Contracts sold in certain circumstances if it estimates that its sales expenses will be lower. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 25.)

OTHER CHARGES

On each Contract Anniversary before the Start Date (and upon full withdrawal of the Contract Value on a date other than a Contract Anniversary) the Company will deduct from the Contract Value an Annual Contract Charge of $30. The Company reserves the right to waive the Annual Contract Charge where the Contract Value exceeds $25,000. The Annual Contract Charge is to reimburse the Company for administrative expenses relating to the issue and maintenance of the Contracts. The Company may decrease or eliminate the Annual Contract Charge applicable to a particular Contract sold in certain circumstances if it estimates that its administrative expenses will be lower. (See "Annual Contract Charge" on page 27.)

The Company also deducts a Mortality Risk Charge, an Expense Risk Charge and an Administrative Charge, equal to an annual rate of 1.40% of the daily net assets of the available Sub-Accounts of the Variable Account. (See "Mortality Risk Charge", "Expense Risk Charge" and "Administrative Charge" on page 27.) Additionally, in certain states a deduction for premium tax is made. (See "Premium and Other Taxes" on page 28.)

A daily charge, based on a percentage of average daily net assets, is paid by each Fund to its investment adviser for investment management. These charges, and other Fund charges and expenses, are more fully described in the prospectuses for the Funds and are summarized in the Summary of Contract Expenses on page 9. All of these charges and expenses are borne indirectly by Contract Owners.

REALLOCATIONS

The Contract Owner may reallocate Contract Value among the Sub-Accounts, and from one or more Sub-Accounts to the Fixed Accounts. Reallocations may also be made from the Fixed Accounts subject to certain limitations. After Annuity Payouts begin, Annuity Unit Values may be reallocated among the Sub-Accounts, but no reallocations may be made to or from the Fixed Accounts. The Company reserves the right to impose a charge of up to $25 for each reallocation and to limit the amount and number of reallocations that may be made. (See "Reallocations" on page 33.)

FIXED AND VARIABLE ANNUITY PAYOUTS

At the Contract Owner's option, the Annuitant may receive Fixed Annuity Payouts, Variable Annuity Payouts or a combination of Fixed and Variable Annuity Payouts.

REVOCATION

The Contract Owner may return the Contract within ten days after it was delivered to the Contract Owner. In such cases the Company will refund the Contract Value. However, if required by applicable law, the Company will refund all Purchase Payments it has received under the Contract. (See "Revocation" on page 29.)

CONDENSED FINANCIAL INFORMATION

The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as it is invested in portfolios at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period:

                                              YEAR ENDED      YEAR ENDED
                                              DECEMBER 31     DECEMBER 31
                                              -----------     -----------
                                                 1995            1996
                                              -----------     -----------
ALGER AMERICAN FUND'S:
 (From October 20, 1995):
Growth Portfolio
 Beginning of period                           $10.0000        $10.0072
 End of period                                 $10.0072        $11.1841
 Units outstanding at end of period               7,531         162,852
Leveraged AllCap Portfolio
 Beginning of period                           $10.0000        $10.2636
 End of period                                 $10.2636        $11.3381
 Units outstanding at end of period               3,864         130,393
MidCap Growth Portfolio
 Beginning of period                           $10.0000        $ 9.8937
 End of period                                 $ 9.8937        $10.9156
 Units outstanding at end of period               2,208         227,029
Small Capitalization Portfolio
 Beginning of period                           $10.0000        $ 9.8255
 End of period                                 $ 9.8255        $10.0929
 Units outstanding at end of period               9,498         261,902

FIDELITY'S VIP:
 (From October 20, 1995):
Equity-Income Portfolio
 Beginning of period                           $10.0000        $10.7172
 End of period                                 $10.7172        $12.0764
 Units outstanding at end of period               3,922         370,036
Growth Portfolio
 Beginning of period                           $10.0000        $ 9.8237
 End of period                                 $ 9.8237        $11.1103
 Units outstanding at end of period               5,112         210,258
Money Market Portfolio
 Beginning of period                           $10.0000        $10.0743
 End of period                                 $10.0743        $10.4712
 Units outstanding at end of period                  --         104,844
Overseas Portfolio
 Beginning of period                           $10.0000        $10.3139
 End of period                                 $10.3139        $11.5134
 Units outstanding at end of period               1,765         106,840

FIDELITY'S VIP II:
 (From October 20, 1995):
Asset Manager: Growth Portfolio
 Beginning of period                           $10.0000        $10.3997
 End of period                                 $10.3997        $12.2981
 Units outstanding at end of period               6,432          58,201
Asset Manager Portfolio
 Beginning of period                           $10.0000        $10.4586
 End of period                                 $10.4586        $11.8181
 Units outstanding at end of period               1,960          64,183

                                              YEAR ENDED      YEAR ENDED
                                              DECEMBER 31     DECEMBER 31
                                              -----------     -----------
                                                 1995            1996
                                              -----------     -----------
Contrafund Portfolio
 Beginning of period                           $10.0000        $10.2935
 End of period                                 $10.2935        $12.3118
 Units outstanding at end of period               7,417         314,103
Index 500 Portfolio
 Beginning of period                           $10.0000        $10.5862
 End of period                                 $10.5862        $12.8201
 Units outstanding at end of period                 702         231,904

JANUS ASPEN SERIES:
 (All Sub-Accounts From August 8, 1997)
Janus Aggressive Growth Portfolio
 Beginning of period                                N/A             N/A
 End of period                                      N/A             N/A
 Units outstanding at end of period                 N/A             N/A
Janus Growth Portfolio
 Beginning of period                                N/A             N/A
 End of period                                      N/A             N/A
 Units outstanding at end of period                 N/A             N/A
Janus International Growth Portfolio
 Beginning of period                                N/A             N/A
 End of period                                      N/A             N/A
 Units outstanding at end of period                 N/A             N/A
Janus Worldwide Growth Portfolio
 Beginning of period                                N/A             N/A
 End of period                                      N/A             N/A
 Units outstanding at end of period                 N/A             N/A

NEUBERGER&BERMAN ADVISERS MANAGEMENT
 TRUST:
 (All Sub-Accounts From August 8, 1997)
AMT Limited Maturity Bond Portfolio
 Beginning of period                                N/A             N/A
 End of period                                      N/A             N/A
 Units outstanding at end of period                 N/A             N/A
AMT Partners Portfolio
 Beginning of period                                N/A             N/A
 End of period                                      N/A             N/A
 Units outstanding at end of period                 N/A             N/A

NORTHSTAR VARIABLE TRUST:
Growth Fund
 (From October 20, 1995):
 Beginning of period                           $10.0000        $10.1010
 End of period                                 $10.1010        $12.2600
 Units outstanding at end of period               1,068         318,138
High Yield Bond Fund
 (From August 8, 1997)
 Beginning of period                                N/A             N/A
 End of period                                      N/A             N/A
 Units outstanding at end of period                 N/A             N/A
Income and Growth Fund
 (From October 20, 1995):
 Beginning of period                           $10.0000        $10.3844
 End of period                                 $10.3844        $11.6518
 Units outstanding at end of period               2,292          62,237

                                              YEAR ENDED      YEAR ENDED
                                              DECEMBER 31     DECEMBER 31
                                              -----------     -----------
                                                 1995            1996
                                              -----------     -----------
International Value Fund
 (From August 8, 1997):
 Beginning of period                                N/A             N/A
 End of period                                      N/A             N/A
 Units outstanding at end of period                 N/A             N/A
Multi-Sector Bond Fund
 (From October 20, 1995):
 Beginning of period                           $10.0000        $10.2402
 End of period                                 $10.2402        $11.4373
 Units outstanding at end of period               1,937          52,791

OCC ACCUMULATION TRUST
 (All Sub-Accounts From August 8, 1997)
OCC Equity Portfolio
 Beginning of period                                N/A             N/A
 End of period                                      N/A             N/A
 Units outstanding at end of period                 N/A             N/A
OCC Global Equity Portfolio
 Beginning of period                                N/A             N/A
 End of period                                      N/A             N/A
 Units outstanding at end of period                 N/A             N/A
OCC Managed Portfolio
 Beginning of period                                N/A             N/A
 End of period                                      N/A             N/A
 Units outstanding at end of period                 N/A             N/A
OCC Small Cap Portfolio
 Beginning of period                                N/A             N/A
 End of period                                      N/A             N/A
 Units outstanding at end of period                 N/A             N/A



The Sub-Accounts investing in The Alger American Fund, Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II and Northstar Variable Trust were not available under the Contracts prior to 1995. The Sub-Accounts investing in the Janus Aspen Series, Neuberger&Berman Advisers Management Trust, the Northstar High Yield Bond Fund, the Northstar International Value Fund and OCC Accumulation Trust were not available under the contracts prior to August 8, 1997.


PERFORMANCE INFORMATION

From time to time, the Company may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, and comparisons with unmanaged market indices appears in the Statement of Additional Information.

Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Funds. The performance, in part, reflects the Funds' expenses. See the Prospectuses for the Funds.

The yield of the Sub-Account investing in the VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Money Market Sub-Account investing in the VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of the investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any Withdrawal Charge that would apply if a Contract Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract Charges that were in effect at the inception of the Sub-Accounts for the Contracts.

Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Withdrawal Charge. In addition, the Company may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

The Company may, from time to time, also disclose yields and total returns for the Portfolios of the Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

The Company may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. The Company may also illustrate the accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis, based on hypothetical rates of return, and compare those illustrations to mutual fund hypothetical illustrations, using charts, tables, and graphs, including software programs utilizing such charts, tables, and graphs. All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

THE COMPANY

The Company, organized in 1906, is a stock life insurance company incorporated under the laws of the State of Washington. The Company is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp., formerly known as The NWNL Companies, Inc., a publicly-traded holding company incorporated under the laws of the State of Delaware, whose subsidiaries specialize in the life insurance and related financial services businesses. The Company offers individual and group annuity contracts. The Company is admitted to do business in the District of Columbia and all states except New York. Its Home Office is at 1110 Third Avenue, Seattle, Washington 98101.

THE VARIABLE ACCOUNT

The Variable Account is a separate account of the Company established under the insurance laws of the State of Washington on March 22, 1994. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, the Company or the Funds. The Company has complete ownership and control of the assets in the Variable Account, but these assets are held separately from the Company's other assets and are not part of the Company's general account.

The portion of the assets of the Variable Account equal to its reserves and other Contract liabilities will not be chargeable with liabilities arising out of any other business of the Company. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to the other income, gains, or losses of the Company.

Purchase Payments allocated to the Variable Account are allocated to one or more Sub-Accounts selected by the Contract Owner. Each Sub-Account invests in shares of a specific Fund at net asset value. The future Variable Account Contract Value will depend, primarily, on the investment performance of the Funds whose shares are held in the Sub-Accounts.

INVESTMENTS OF THE VARIABLE ACCOUNT

When a Contract is applied for, the Contract Owner may elect to have Purchase Payments allocated to one or more of the available Sub-Accounts. The Contract Owner may also, subject to the limits discussed below, change a Purchase Payment allocation for future Purchase Payments and may reallocate all or part of any Sub-Account Contract Value to another Sub-Account that invests in shares of another Fund.


There are currently twenty-seven Sub-Accounts, each of which invests in shares of one of the Funds. The Company reserves the right, subject to compliance with applicable law, to offer additional Sub-Accounts, each of which could invest in a new fund with a specified investment objective. The Company contemplates that if it adds additional Sub-Accounts to the Variable Account, a Contract Owner would be limited to participating in a maximum of sixteen Sub-Accounts over the lifetime of the Contract. The Contract Owner would not be required to select the Sub-Accounts in advance, but upon reaching participation in sixteen Sub-Accounts since issue of the Contract, the Contract Owner would only be able to transfer within the sixteen Sub-Accounts already selected and which are still available under the Variable Account.


For example, assume a Contract Owner selects six Sub-Accounts. Later, the Contract Owner transfers out of all of the six initial selections and chooses ten different Sub-Accounts, none of which are the same as the original six selections. The Contract Owner has now used the maximum selection of sixteen Sub-Accounts. The Contract Owner may still allocate Purchase Payments or transfer Contract Values among any of the sixteen Sub-Accounts that were previously selected. However, the Contract

Owner may not allocate funds to the remaining Sub-Accounts at any time. A Contract Owner may transfer partial or complete Contract Values from the Variable Account to Fixed Accounts A and B at any time.


The Company has entered into service agreements with the managers or distributors of certain of the Funds pursuant to which the Company or its affiliates may receive from affiliates of the Funds compensation for providing administrative, recordkeeping, and in some cases distribution services to the Funds or their affiliates. Such compensation is paid based upon assets invested in the particular Funds, or based upon aggregated net asset goals. Currently, the Company has service arrangements with Alger, Fidelity, Janus, Neuberger, and OpCap Advisors.


The Funds currently offered are described below. A brief summary of investment objectives is contained in the description of each Fund. In addition, you should read the prospectuses of the Funds, which are contained in the accompanying "The Northern Life Advantage Variable Annuity Mutual Funds" book, for more detailed information and particularly, a more thorough explanation of investment objectives of the Funds. There is no assurance that any Fund will achieve its investment objective(s). There is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.


WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS?



Fred Alger Management, Inc. ("Alger Management") is the investment manager for the four Alger American Portfolios and is responsible for the overall administration of The Alger American Fund, subject to the supervision of its Board of Trustees.



Fidelity Management & Research Company is the investment adviser of VIP's four portfolios and of VIP II's four portfolios.



Janus Capital Corporation ("Janus Capital") is the investment adviser of four portfolios of Janus Aspen Series.



Neuberger&Berman Management Inc. is the investment manager, with the assistance of Neuberger&Berman, LLC, as sub-adviser for AMT Partners Portfolio and AMT Limited Maturity Bond Portfolio.



Northstar Investment Management Corporation, an affiliate of the Company, is the investment adviser for the five funds of the Northstar Variable Account. Certain of the Northstar Funds are sub-advised by third-party investment advisers.



OpCap Advisors is the investment manager for each of the four OCC
Accumulation Trust Portfolios and is a subsidiary of Oppenheimer Capital, a registered investment adviser.


THE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR REALLOCATIONS AMONG THE SUB-ACCOUNTS.

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund offering six investment portfolios, of which the following four portfolios are offered under the Contract.

ALGER AMERICAN GROWTH PORTFOLIO seeks to obtain long-term capital appreciation. The Portfolio will invest its assets primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. Except during temporary defensive periods, the Portfolio will invest at least 65% of its total assets in the securities of companies that, at the time of purchase of the securities, have a total market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO seeks long-term capital appreciation. The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing. The Portfolio will invest 85% of its net assets in equity securities of companies of any size.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of March 31, 1997, the range of market capitalization of these companies was $100 million to $9.149 billion.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks to obtain long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of June 30, 1997, the range of market capitalization companies in the Russell Index was $13 million to $1.56 billion; the range of market capitalization of the companies in the S&P Index at that date was $35 million to $3.025 billion. The combined range was $13 million to $3.025 billion.


FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (VIP)



VIP is a mutual fund trust currently including five investment portfolios, each with a different investment objective. Presently the following four portfolios are offered in the Contracts.



EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities the portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.



GROWTH PORTFOLIO seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.


OVERSEAS PORTFOLIO seeks long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.


MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high-quality U.S. dollar denominated money market investments of domestic and foreign issuers. An investment in the Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that the portfolio will maintain a stable net asset value per share of $1.00.


FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (VIP II)


VIP II is a mutual fund trust currently including five investment portfolios, each with a different investment objective. Presently the following four portfolios are offered in the Contracts.

ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize long-term total return with less risk than a pure stock investment. The Portfolio seeks maximum total return by allocating its assets among stocks offering the greatest growth potential for long-term goals; bonds which provide balance and income to offset the volatility of stocks; and short term instruments adding liquidity and stability to the overall mix.

ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term, fixed-income, instruments.

CONTRAFUND PORTFOLIO seeks capital appreciation by investing in companies believed to be undervalued due to an overly pessimistic appraisal by the public. The portfolio usually invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

INDEX 500 PORTFOLIO seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's Composite Index of 500 Stocks while keeping transaction costs and other expenses low.


JANUS ASPEN SERIES



Janus Aspen Series is a mutual fund offering multiple investment portfolios, of which the following four portfolios are offered in the Contracts.

AGGRESSIVE GROWTH PORTFOLIO is a nondiversified fund that seeks long-term growth of capital by investing primarily in common stocks. The Portfolio intends to normally invest at least 50% of its equity assets in securities issued by medium-sized companies.


GROWTH PORTFOLIO is a diversified fund that seeks long-term growth of capital in a manner consistent with the preservation of capital by investing in common stocks of issuers of any size. Generally, this Portfolio emphasizes issuers with larger market capitalizations.


INTERNATIONAL GROWTH PORTFOLIO is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers of any size. The Portfolio normally invests at least 65% of its total assets in issuers from at least five different countries excluding the United States.


WORLDWIDE GROWTH PORTFOLIO is a diversified fund that seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of foreign and domestic issuers of any size. Worldwide Growth Portfolio normally invests in issuers from at least five different countries including the United States.


NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST ("AMT")



AMT is a mutual fund offering multiple investment portfolios, of which the following two portfolios are offered in the Contracts.



NEUBERGER&BERMAN AMT LIMITED MATURITY BOND PORTFOLIO seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Portfolio's investments are diversified; primarily consisting of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P"), or another nationally recognized statistical ration organization ("NRSRO"). Securities in which the Portfolio may invest include mortgage-backed and asset backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The Portfolio may also invest in fixed, variable or inflation-indexed debt securities.


NEUBERGER&BERMAN AMT PARTNERS PORTFOLIO seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. The Portfolio invests principally in common stocks of medium to large capitalization established companies, using a value-oriented approach. N&B management looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. The Portfolio may buy and hold securities, measured at the time of investment, which are corporate debt securities that are below investment grade or in comparable unrated securities. Securities rated below investment grade, as well as comparable unrated securities, are often considered to be speculative and usually entail greater risk.


NORTHSTAR VARIABLE TRUST (NORTHSTAR)


Northstar is a mutual fund offering multiple investment portfolios, of which the following five portfolios are offered under the Contracts.


NORTHSTAR GROWTH FUND is a diversified portfolio with an investment objective of long-term capital growth primarily through investments in equity securities diversified over industries and companies which are believed to provide above average potential for capital appreciation. Navellier Fund Management, Inc. serves as sub-adviser to the Fund and is responsible for the day-to-day investment management of the Fund, subject to the supervision of the investment adviser and the Trustees of the Fund. All fees and expenses of the subadvisory arrangement are borne by the investment adviser.


NORTHSTAR HIGH YIELD BOND FUND is a diversified portfolio with an investment objective of seeking high income consistent with the preservation of capital. Under normal market conditions, this Investment Fund invests predominantly in high-yield, high-risk, lower-rated U.S. dollar denominated debt securities. These securities are commonly known as "junk bonds." Most of the securities in which the Investment Fund invests are rated, at the time of investment, at lease Caa by Moody's Investors Service, Inc. ("Moody's") or CCC by Standard & Poor's Corporation ("S&P") or, if not rated, are of comparable quality in the opinion of the investment adviser. The Investment Fund may, however, invest in securities in the lowest ratings categories of Moody's and S&P, which are "C" in the case of Moody's and "D" in the case of S&P.

NORTHSTAR INCOME AND GROWTH FUND is a diversified portfolio with an investment objective of seeking current income balanced with the objective of achieving capital appreciation. The Fund seeks to achieve its objective through investments in common and preferred stocks, convertible securities, and investment grade debt securities of corporate and government issues, selected for their prospects of producing income and growth of capital. Wilson/Bennett Capital Management, Inc. is the sub-advisor to this Fund and is responsible for the day-to-day investment management of the Fund, subject to the supervision of the investment adviser and the Trustees of the Fund. All fees and expenses of the subadvisory arrangement are borne by the investment adviser.


NORTHSTAR INTERNATIONAL VALUE FUND FUND is a diversified portfolio with the objective of long-term capital appreciation. The Fund invests primarily in foreign companies with a market capitalization of greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization. This Fund will seek to achieve its objective through investments in common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities. It may also invest in other higher-risk securities of companies located in at least three countries other than the U. A., located in Western Europe, North and South America, Australia, Asia and other nations. Up to 25% of its assets may be invested in securities of issuers located in countries with emerging markets. Brandes Investment Partners, L.P. ("Brandes") is the sub-adviser to this Fund and is responsible for the day-to-day investment management of the Fund, subject to the supervision of the investment adviser and the Trustees of the Fund. All fees and expenses of the sub-advisory agreement are borne by the investment adviser.


NORTHSTAR MULTI-SECTOR BOND FUND is a diversified portfolio with an investment objective of maximizing current income consistent with the preservation of capital. The Fund will seek to achieve its objective by investment in a number of sectors of the fixed income securities markets.



OCC ACCUMULATION TRUST



OCC ACC is a mutual fund offering multiple investment portfolios, of which the following four portfolios are offered in the Contracts.



EQUITY PORTFOLIO seeks long term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the Manager to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. It is the manager's intention to invest in securities of companies which in the Manager's opinion possess one or more of the following characteristics: undervalued assets, valuable consumer or commercial franchises, securities valuation below peer companies, substantial and growing cash flow and/or a favorable price to book value relationship. The Portfolio will invest primarily in stocks listed on the New York Stock Exchange. In addition, it may also purchase securities listed on other domestic securities exchanges, securities traded in the domestic over-the-counter market and foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.



GLOBAL EQUITY PORTFOLIO seeks long term capital appreciation through pursuit of a global investment strategy primarily involving equity securities. The Portfolio may invest anywhere in the world with no requirement that any specific percentage of its assets be committed to any given country. Under normal circumstances, at least 65 percent of the Portfolio's total assets will be invested in equity securities in at least three different countries, one of which may be the United States. Opportunities for capital appreciation may also be presented by debt securities. The Portfolio may invest up to 35 percent of its total assets in debt obligations with remaining maturities of one year or more of U.S. or foreign corporate, governmental or bank issuers. It is the present intention of the Portfolio, although not a fundamental policy, not to invest more than 5 percent of its total assets in debt securities rated below investment grade. Although there is no minimum rating for this category of debt instruments of the Portfolio, the Portfolio does not intend to invest in bonds which are in default.


MANAGED PORTFOLIO seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Manager's assessments of the relative outlook for such investments. In seeking to achieve its investment objective, the types of equity securities in which the Portfolio may invest are likely to be the same as those in which the Equity Portfolio invests, although securities of the type in which the Small Cap Portfolio invests may, to a lesser extent, be included. Debt securities are expected to be predominately investment grade intermediate to long term U.S. Government and corporate debt, although the Portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Manager deems it advisable in order to preserve capital. In addition, the Portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipt listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.



SMALL CAP PORTFOLIO seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion. The Portfolio may purchase securities in initial public offerings, or shortly after such offerings have been completed, when the Manager believes that such securities have greater-than-average market appreciation potential. Under normal circumstances at least 65% of the Portfolio's assets will be invested in equity securities. The majority of securities purchased by the Portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market, and will also include options, warrants, bonds, notes and debentures which are convertible into or exchangeable for, or which grant a right to purchase or sell securities. In addition, the Portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depositary receipts lised on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, record keeping, distribution, and other services provided by such parties to the Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.

The Funds are available to registered separate accounts of insurance companies, other than the Company, offering variable annuity Contracts and variable life insurance policies. The Company currently does not foresee any disadvantages to Contract Owners resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict may arise between Contract Owners whose Contract Values are allocated to the Variable Account and the Contract Owners of variable life insurance policies and variable annuity Contracts issued by the Company or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict the Company will take any necessary steps, including removing the Variable Account's investment in the Fund, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

REINVESTMENT

The Funds described above have as a policy the distribution of income dividends and capital gains. However, under the Contracts described in this Prospectus there is an automatic reinvestment of such distributions.

ADDITION, DELETION OR SUBSTITUTION OF FUND SHARES

The Company reserves the following rights:

* The Company may add to, delete from or substitute shares that may be purchased for or held in the Variable Account. If the shares of a Fund are no longer available for investment or if in the Company's judgment further investment in a Fund should become inappropriate in view of the purposes of the Variable Account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

* The Company may establish additional Sub-Accounts, each of which would invest in shares of a new portfolio of a Fund or in shares of another investment company having a specified investment objective. The Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by the Company.


* The Company may, if it deems it to be in the best interests of Contract Owners and Annuitants:

         (a) manage the Variable Account as a management investment company under the 1940 Act;

         (b) deregister the Variable Account under the 1940 Act if registration is no longer required;

         (c) combine the Variable Account with other separate account(s) of the Company; or

         (d) reallocate assets of the Variable Account to another Separate Account.


*        Make any changes required by the 1940 Act.

* Restrict or eliminate any voting privileges of Contract Owners or other persons who have voting privileges as to the Variable Account.

* In the event any of the foregoing changes or substitutions are made, the Company may endorse the Contracts to reflect the change or substitution.

The Company's reservation of rights is expressly subject to the following when required:

*        Applicable Federal and state laws and regulations.

*        Notice to Contract Owners.


*        Approval of the SEC and/or state insurance authorities.



CHARGES MADE BY THE COMPANY

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)

No deduction for a sales charge is made from Purchase Payments. However, if part or all of the Purchase Payments made under a Transfer Series Contract, or part or all of Contract Value under a Flex Series Contract, are withdrawn, a Withdrawal Charge (Contingent Deferred Sales Charge) may be made by the Company.

Withdrawal Charges are deducted from the amount being withdrawn and are considered a part of the withdrawal.

The Withdrawal Charge is intended to reimburse the Company for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

TRANSFER SERIES CONTRACT. For purposes of determining Withdrawal Charges, withdrawals will be taken first from Purchase Payments on a first-in, first-out basis, then from Contract Earnings as of the Valuation Date next following the date of the Company's receipt of the withdrawal request.

The Withdrawal Charge for full or partial withdrawal is determined by multiplying the amount of each Purchase Payment withdrawn that is not eligible for a free withdrawal, by the applicable Withdrawal Charge percentage as set forth in the following table:

               WITHDRAWAL CHARGE PERCENTAGE TABLE
   ------------------------------------------------------
       CONTRACT YEAR OF
       WITHDRAWAL MINUS            WITHDRAWAL CHARGE AS A
   CONTRACT YEAR OF PURCHASE         PERCENTAGE OF EACH
            PAYMENT                   PURCHASE PAYMENT
   -------------------------       ----------------------
               0                             6%
               1                             6
               2                             5
               3                             5
               4                             4
               5                             2
          6 and later                        0

FLEX SERIES CONTRACTS. If a Flex Series Contract is withdrawn in full or in part before the eleventh Contract Year, the Company may deduct a Withdrawal Charge from the Contract Value. The Withdrawal Charge is determined by multiplying the Contract Value subject to the charge by the applicable Withdrawal Charge percentage as set forth in the following table:

CONTRACT YEAR        WITHDRAWAL CHARGE
      1                      8%
      2                      8
      3                      8
      4                      7
      5                      6
      6                      5
      7                      4
      8                      3
      9                      2
     10                      1
     11+                     0


PARTIAL WAIVER OF WITHDRAWAL CHARGE


During any 12-month period after the Issue Date, the Contract Owner may withdraw a portion of the Contract Value without a Withdrawal Charge. The 12-month period begins with the Contract Owner's first withdrawal. For the first withdrawal, the amount available without a Withdrawal Charge will be determined on the date of the requested withdrawal and will be the greater of:

1.       10% of the Contract Value less any Outstanding Loan Balance; or

2. For Transfer Series Contracts, the Purchase Payments remaining which are no longer subject to a Withdrawal Charge, and for Flex Series Contracts, the Contract Value no longer subject to a Withdrawal Charge.

We call this amount the "Free Surrender Amount".

If the first withdrawal equals the Free Surrender Amount, other withdrawals during the 12-month period are subject to the Withdrawal Charge. If the first withdrawal exceeds the Free Surrender Amount, the excess is subject to the Withdrawal Charge, as are all other Withdrawals requested during the 12-month period.

If the first withdrawal is less than the Free Surrender Amount, the Company will keep track of the unused portion of the Free Surrender Amount for the 12-month period. The unused portion of the Free Surrender Amount may be applied against no more than three (3) additional withdrawals during the 12-month period.

The unused portion of the Free Surrender Amount available for withdrawal will be computed by the Company on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based upon:

                      10% x [(Greater of A or B) - C] D

Where:

A= Contract Value on the date of the first withdrawal in the 12-month period;

B= Contract Value on the date of the withdrawal request;

C= Outstanding Loan Balance on the date of the withdrawal request;

D= Any prior withdrawals made during the same 12-month period.

GENERAL INFORMATION. The Withdrawal Charges described above will be waived in the event of the death of the Contract Owner or in the case of a non-qualified Contract, the death of the Annuitant. In addition, for Contracts qualified under
Section 403(b) of the Code only, Withdrawal Charges may be waived under certain circumstances.

The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25.

Withdrawals may be subject to a 10% federal penalty tax if made by the Contract Owner before age 59-1/2 . (See "Taxation of Annuities" on page 39.)

Contracts purchased as "tax sheltered annuities", and Contracts purchased under state optional retirement programs are subject to certain withdrawal restrictions. (See "Withdrawal (Redemption)" on page 31.)

REDUCTION OF WITHDRAWAL CHARGE


The Company may, at its option, provide a reduction in the Withdrawal Charge for specific classes of Contract purchasers. Currently, the Company provides a reduced Withdrawal Charge for purchasers of Tax Sheltered Annuities issued pursuant to Section 403(b) of the Code to employees of certain school districts which, in the judgment of the company, have provided cost reduction benefits to the Company in the distribution of its contracts. For such purchasers, the Withdrawal Charge on Flex Series contracts is reduced to 5% in each of the first five Contract Years. The withdrawal charge on the transfer series contract is reduced to 5% in each of the first two contract years following receipt of a purchase payment.


ANNUAL CONTRACT CHARGE

On each Contract Anniversary prior to the Start Date, the Company deducts an Annual Contract Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the Contract, the Variable Account and the Sub-Accounts. The Company will not increase the Annual Contract Charge. The Company reserves the right to waive the Annual Contract Charge where the Contract Value exceeds $25,000, however, the Company reserves the right to reinstate the Charge on Contracts qualifying for the waiver. For all Contract Values, in any Contract Year when a full withdrawal of Contract Value is made on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such withdrawal.

MORTALITY RISK CHARGE

The Variable Annuity Payouts made to Annuitants will vary in accordance with the investment performance of the Sub-Account selected by the Contract Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving Variable Annuity Payouts. The Company assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

To compensate the Company for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Start Date may receive amounts in excess of the then current Contract Value, the Company deducts a Mortality Risk Charge from the Variable Account Contract Value. (See "Death Benefit Before Start Date" on page 30.) This deduction is made daily in an amount that is equal to an annual rate of .85% of the daily Contract Values under the Variable Account. The Company may not increase the rate charged for the Mortality Risk Charge under any Contract.

EXPENSE RISK CHARGE

The Company will not increase charges for administrative expenses regardless of its actual expenses. To compensate the Company for assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account Contract Value. This deduction is made daily in an amount that is equal to an annual rate of .40% of the daily Variable Account Contract Values. The Company may not increase the rate of the Expense Risk Charge under any Contract.


ADMINISTRATIVE CHARGE


The Company deducts a daily Administrative Charge from the Variable Account Contract Value in an amount equal to an annual rate of .15% of the daily Variable Account Contract Values. This charge is deducted to reimburse the Company for the cost of providing administrative services under the Contracts and the Variable Account. The Company may not increase the rate of the Administrative Charge under any Contract. Although there is not necessarily a relationship between the amount of the Administrative Charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

SUFFICIENCY OF CHARGES

If the amount of the Withdrawal Charge assessed in connection with the Contracts is not enough to cover all distribution expenses incurred in connection therewith, the loss will be borne by the Company.

Any excess distribution expenses borne by the Company will be paid out of its general account which may include, among other things, proceeds derived from the Mortality Risk Charge and the Expense Risk Charge deducted from the Variable Account.

The Company does not currently believe that the Withdrawal Charges imposed will cover the expected costs of distributing the Contracts.

If the amount derived from the Mortality Risk Charge and the Expense Risk Charge is not sufficient to cover the actual cost of the mortality and expense risks assumed by the Company, the Company will bear the shortfall. Conversely, if the charges prove more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

PREMIUM AND OTHER TAXES

Various states and other governmental entities levy a premium tax, currently ranging up to 3.50%, on annuity Contracts issued by insurance companies. If a Contract Owner lives in a jurisdiction that levies such a tax, the Company will pay the taxes when due and reserves the right to deduct the amount of the tax either from Purchase Payments as they are received or from the Contract Value immediately before Contract Value is applied to an Annuity Payout as permitted or required by applicable law.

The current range of premium tax rates is a guide only and should not be relied on to determine actual premium taxes on any Purchase Payment or Contract because the taxes are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the Contract Owner will not be able to accurately determine the premium tax applicable to the Contract by reference to the range of tax rates described above. The Company reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.

REDUCTION OF CHARGES

The Withdrawal and Contract Charges described above (except the Mortality Risk Charge) may be reduced or eliminated for Contracts issued in circumstances where the Company estimates that it will incur lower distribution or administrative expenses or perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economics associated with (a) the use of mass enrollment procedures, (b) the performance of administrative or enrollment functions by an employer, (c) the use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees, or (d) any other circumstances which reduce distribution or administrative expenses. The exact amount of Withdrawal and Contract Charges applicable to a particular Contract will be stated in that Contract.

EXPENSES OF THE FUNDS

There are investment advisory fees, direct operating expenses and investment related expenses of the Funds that are reflected in each Fund's daily share price. These fees and expenses are described in the accompanying prospectuses for the Funds.

ADMINISTRATION

The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company's Administrative Service Center is located at the Home Office of the Company, P.O. Box 12530, Seattle, Washington 98111-4530, and its telephone number is 1-800-426-7050.

The administrative services provided include, but are not limited to: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of Accumulation Unit Values; and preparation of Contract Owner reports.

THE CONTRACTS

CONTRACT APPLICATION AND PURCHASE PAYMENTS

Individuals who want to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company's Home Office. The initial Purchase Payment will be credited within two business days after receipt at the Company's Home Office if accompanied by a complete application. The Company may retain Purchase Payments for up to five business days while attempting to complete an incomplete application. If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any Purchase Payments received will be returned immediately unless the applicant specifically consents to have the Company retain them pending completion of the application.

For Transfer Series Contracts and Flex Series Contracts which are Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code. For the non-qualified Transfer Series Contract, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code. The minimum initial Purchase Payment the Company will accept under a Transfer Series Contract is $15,000 and subsequent payments may not be less than $5,000. The minimum amount of the initial and subsequent Purchase Payments the Company will accept under a Flex Series Contract is $50.

The Company may choose not to accept any subsequent Purchase Payment under the Transfer Series Contracts and Flex Series Contracts if the Purchase Payment, together with the Contract Value at the next Valuation Date, exceeds $1,000,000. Any Purchase Payment not accepted by the Company will be refunded. The Company reserves the right to accept smaller or larger initial and subsequent Purchase Payments in connection with special circumstances, including, but not limited to sales through group or sponsored arrangements.

REVOCATION

The Contract Owner may revoke a Contract by sending the Contract and written notice of revocation to the Company, P.O. Box 12530, Seattle, Washington 98111-4530, or to the agent from whom a Contract was purchased, no later than the 10th day after the Contract Owner's receipt of the Contract. As soon as the Company receives the Contract, it will be deemed void. The Company will refund the Contract Value as of the next Valuation Date after receipt of the Contract and written notice of revocation. If required by applicable law, the Company will refund all Purchase Payments it has received under the Contract.

The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

ALLOCATION OF PURCHASE PAYMENTS

The Contract Owner may allocate Purchase Payments among Sub-Accounts, Fixed Account A and/or Fixed Account B. (See Appendix A.)

Upon allocation to Sub-Accounts of the Variable Account, a Purchase Payment is converted into Accumulation Units of the Sub-Account, by dividing the amount of the Purchase Payment allocated to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION UNIT VALUE

Each Accumulation Unit of a Sub-Account was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each Accumulation Unit will vary up or down according to a Net Investment Factor, described below.

Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Sub-Account. The number of Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.

NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the Accumulation Unit or Annuity Unit value has increased. If the Net Investment Factor is less than one, Accumulation Unit or Annuity Unit value has decreased. The Net Investment Factor for a Sub-Account is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1)      Is the net result of:

         (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the current Valuation Period;

         (b) PLUS the per share amount of any dividend or capital gain distributions made on the Fund shares held in the Sub-Account during the current Valuation Period;

         (c) PLUS a per share credit or minus a per share charge for any taxes reserved for which the Company determines to have resulted from the operations of the Sub-Account and to be applicable to a Contract.

(2)      Is the net result of:

         (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

         (b) PLUS a per share credit or minus a per share charge for any taxes reserved for the last prior Valuation Period which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract.

(3) Is a daily factor representing the Mortality Risk Charge, the Expense Risk Charge and the Administrative Charge adjusted for the number of days in the period, which is equal to, on an annual basis, 1.40% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE START DATE

Before the Start Date, the Beneficiary will be entitled to receive the Death Benefit described below. The Death Benefit will be:


(1) If the Contract owner dies before the first day of the month following the Contract owner's 80th birthday, or in the case of a non-qualified Contract, the Annuitant dies on or before the first day of the month following the Annuitant's 80th birthday, then as of the Death Benefit Valuation Date, the greatest of:


         (a)      The Contract Value less any Outstanding Loan Balance;

         (b) The sum of the Purchase Payments received by the Company under the Contract, less any withdrawals, amounts used to purchase annuity payouts, any Outstanding Loan Balance, and the amount of previously deducted Annual Contract Charges; or

         (c) The Contract Value on the Specified Contract Anniversary immediately preceding the Contract Owner's or the Annuitant's death, whichever is applicable, plus any Purchase Payments since that Anniversary, less any withdrawals or amounts used to purchase annuity payouts since that Anniversary, less the amount of any previously deducted Annual Contract Charges since that Anniversary and less the Outstanding Loan Balance.

(2) If the Contract Owner, or in the case of a non-qualified Contract, the Annuitant, dies after the first day of the month following the Contract Owner's or Annuitant's 80th birthday, the Contract Value less the Outstanding Loan Balance as of the Death Benefit Valuation Date.

(3) If the Contract Owner of a non-qualified Contract dies, the Withdrawal Value as of the Death Benefit Valuation Date.

PAYMENT OF DEATH BENEFIT BEFORE THE START DATE

The Beneficiary may elect to have any portion of the Death Benefit:

(1)      Paid in a single sum;

(2) Applied to any of the annuity payouts (in no event may annuity payouts to a Beneficiary extend beyond the Beneficiary's life expectancy or any period certain greater than the Beneficiary's life expectancy); or

(3)      Paid by another distribution method acceptable to the Company.

The timing and manner of payment must satisfy certain requirements under the Code. In general, the Death Benefit must either be applied to an annuity payout within one year of the Contract Owner's or Annuitant's death, or the entire Contract Value must be distributed within five years of the Contract Owner's or Annuitant's date of death. An exception to this provision applies if the Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the Contract Owner and generally may exercise all rights to the Contract. (See "Federal Tax Status" on page 37.)

If the Beneficiary requests payment of the Death Benefit in a single sum, it will be paid to the Beneficiary within seven days after the Death Benefit Valuation Date. An annuity payout selection or request for another form of distribution method must be in writing and received by the Company within a time period permitted under the Code, or the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

DEATH BENEFIT AFTER START DATE

If the Annuitant dies after the Start Date, remaining annuity payouts, if any, will be as stated in the form of annuity payout in effect.

WITHDRAWAL (REDEMPTION)

If permitted by law or any applicable Qualified Plan, the Contract Owner may withdraw all or part of the Withdrawal Value of the Contract by sending a properly completed withdrawal request to the Company. (See "Federal Tax Status" on page 37.) The Contract Owner may request withdrawal of either (a) a gross amount, in which case the applicable Withdrawal Charge and taxes will be deducted from the gross amount requested, or (b) a specific amount after deduction of the applicable Withdrawal Charge and taxes. If a full withdrawal occurs on a date other than the Contract Anniversary, a deduction will be made for the Annual Contract Charge in addition to the deduction made on the previous Contract Anniversary. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 25, and "Annual Contract Charge" on page 27.) Partial withdrawals may be made in amounts not less than $1,000 and no partial withdrawal may cause the Contract Value to fall below the greater of (a) $1,000, or (b) the Outstanding Loan Balance divided by 85%. The Company will not honor requests that do not meet these requirements.

A withdrawal will be processed on the next Valuation Date after a properly completed withdrawal request is received by the Company and payment will be made within seven days after such Valuation Date. Unless otherwise agreed to by the Company, a partial withdrawal will be taken proportionately from the Fixed Accounts and Sub-Accounts on a basis that reflects their proportionate percentage of the Withdrawal Value.

The Company reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. No processing fee will be charged in connection with full withdrawals.

The Company may cancel the Contract when: (a) the entire Withdrawal Value is withdrawn on or before the Start Date or (b) the Outstanding Loan Balance is equal to or greater than the Contract Value less applicable Withdrawal Charges.

If a Contract is purchased as a "tax-sheltered annuity" under Code Section 403(b), it is subject to certain restrictions on withdrawals imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities" on page .) Section 403
(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the first year beginning before January 1, 1989. Distributions of the foregoing amounts may only occur upon the death of the employee, attainment of age 59-1/2 , separation from service, disability or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship. Similar restrictions may apply on distributions from Contracts used in connection with state optional retirement programs.

Withdrawal payments may be taxable. For tax purposes such payments shall be deemed to be from earnings until cumulative withdrawal payments equal all accumulated earnings and thereafter from Purchase Payments received by the Company. Consideration should be given to the tax implications of a withdrawal prior to making a withdrawal request, including a withdrawal in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS

A Systematic Withdrawal is an automatic form of partial withdrawal. (See "Withdrawal (Redemption)" on page 31.) The Contract Owner may elect to take Systematic Withdrawals by withdrawing a specified dollar amount or percentage of the Contract Value on a monthly, quarterly, semi-annual or annual basis. Withdrawal Charges are not waived on Systematic Withdrawals. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 25.) Systematic Withdrawals may be discontinued by the Contract Owner at any time by notifying the Company in writing.

The Company reserves the right to modify or discontinue offering Systematic Withdrawals, however, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While the Company does not currently charge a processing fee for partial withdrawals under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of each Systematic Withdrawal payment or $25.

Systematic Withdrawals may be included in the Contract Owner's gross income in the year in which the Systematic Withdrawal occurs. Systematic Withdrawals occurring before the Contract Owner reaches age 59-1/2 may also be subject to a 10% Federal tax penalty. The Contract Owner should consult with his or her tax adviser before requesting any Systematic Withdrawal. (See "Taxation of Annuities" on page 39.)

Contract Owners interested in participating in the Systematic Withdrawal program may obtain a separate application form and full information concerning the program and its restrictions from their registered representative.

LOANS AVAILABLE FROM CERTAIN QUALIFIED CONTRACTS

Loans may be available from Contracts issued for use with Qualified Plans qualified under Section 403(b) of the Code, provided that the loans are permitted by the Contract Owner's Qualified Plan. A loan generally will not be treated as a taxable distribution provided that the term is no longer than five years (except for certain home loans) and the loan amount does not exceed certain limits discussed below. Loans are subject to the limitations, interest rates, and repayment procedures set forth in the loan document and Contract. The loan must be repaid, in substantially equal payments, by the earlier of five years from the date of approval of the loan or the Start Date, or if used to purchase a primary residence of the Contract Owner, the earlier of 20 years or the Start Date.

Under the Code, the maximum amount that may be borrowed, including loans from other Qualified Plans of the employer, generally may not exceed the lesser of $50,000 or 50% of the current value of an employee's interest in the Plans. For Plans other than Plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), up to $10,000 may be borrowed even if it is more than 50% of the value of the employee's accrued benefit under the Qualified Plans. The $50,000 dollar limit is reduced by the highest loan balances owed during the prior one-year period. The Company allows loan amounts (minimum $1,000) that do not exceed the Withdrawal Value less an amount representing annual loan interest, provided such amount does not exceed the maximum loan amount set by law.

Upon the Company's receipt of a properly completed loan document, an amount equal to the loan will be reallocated from the Contract Value, on a pro rata basis, to the Loan Account, which is part of Fixed Account A. The Contract Value reallocated to the Loan Account will be used to secure the loan. Amounts reallocated from the Sub-Accounts to the Loan Account will be valued on the next Valuation Date following the Company's receipt of the loan document. Amounts transferred from the Sub-Accounts to the Loan Account will result in a reduction of Variable Account Contract Value and will not participate in the investment experience of any Sub-Account. A loan document can be obtained by writing to the Company at P.O. Box 12530, Seattle, Washington 98111-4530.

The amounts reallocated to the Loan Account may earn an interest rate less than that credited to other amounts allocated to Fixed Account A, but it will never earn less than the guaranteed rate of three percent (3%). The annual interest rate assessed by the Company on the loan will not exceed 8% in arrears and will never be less than 5.5% in arrears.

If any loan repayment due under a loan is not paid within 90 days of the scheduled payment date, the Company will declare the Outstanding Loan Balance immediately due and payable without notice to the Contract Owner. Unless prohibited by law, the Outstanding Loan Balance, along with any applicable Withdrawal Charges will be withdrawn from the Loan Account. Such forfeiture of Contract Value is a taxable event, and may be subject to a 10% penalty tax for early withdrawal or adversely affect the treatment of the Contract under Section 403(b) of the Code. (See "Tax Sheltered Annuities" on page 41.)

The Company reserves the right to charge a loan service fee not to exceed $25 for each loan and to limit loans in the first Contract Year and after the Contract Owner reaches age 70-1/2.

The foregoing discussion of Contract loans is general and does not address the tax consequences resulting from all situations in which a person may receive a Contract loan. A competent tax adviser should be consulted before obtaining a Contract loan.

REALLOCATIONS


Prior to the Start Date, the Contract Owner may transfer Variable Account Contract Value among and between the Sub-Accounts and may transfer Fixed Account Contract Value to various Sub-Accounts. Likewise, Variable Contract Value may be transferred from a Sub-Account to either Fixed Account A or Fixed Account B. Transfers of Variable Contract Values from one Sub-Account to another involve the exchange of accumulation units of one Sub-Account for another on a dollar-equivalent basis. Subject to certain limitations, Fixed Account Contract Value may be transferred from either Fixed Account to the other Fixed Account or to a Sub-Account. (See "Reallocations from the Fixed Accounts", on page 34.) Currently, there are four methods by which a Contract Owner may make the transfers described above ("Reallocations"): in writing, by telephone, Automatic Reallocations and by Dollar Cost Averaging.

WRITTEN REALLOCATIONS. The Contract Owner may request a reallocation in writing. All or part of a Sub-Account's value may be reallocated to other Sub-Accounts or to the Fixed Accounts. The reallocations will be made by the Company on the first Valuation Date after the request for such a reallocation is received by the Company. Currently, there is no charge for such a reallocation. The Company reserves the right, however, to charge a reallocation fee not to exceed $25 per reallocation and to limit the amount and number of reallocations made by the Contract Owner. After the Start Date, an Annuitant who has selected Variable Annuity Payouts may request reallocation of Annuity Unit values in the same manner and subject to the same requirements as for a reallocation of Accumulation Unit values. However no reallocations of Annuity Unit values may be made to or from the Fixed Accounts after the Start Date.

The conditions applicable to written reallocations also apply to telephone reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations.


TELEPHONE REALLOCATIONS. Telephone reallocations are available when the Contract Owner completes a telephone reallocation form and a personal identification number has been assigned. If the Contract Owner elects to complete the telephone reallocation form, the Contract Owner thereby agrees that the Company will not be liable for any loss, liability, cost or expense when the Company acts in accordance with the telephone reallocation instructions which are received and recorded on voice recording equipment. If a telephone reallocation, processed after the Contract Owner has completed the telephone reallocation form is later determined not to have been made by the Contract Owner or was made without the Contract Owner's authorization, and a loss results from such unauthorized reallocation, the Contract Owner bears the risk of this loss. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

AUTOMATIC REALLOCATIONS. The Contract Owner may elect to have the Company automatically reallocate Contract Value on each quarterly anniversary of the Issue Date or other date as permitted by Company practice to maintain a certain percentage of Contract Value in particular Sub-Accounts. The Contract Value allocated to each Sub-Account, as selected by the Contract Owner, will grow or decline in value at different rates during the quarter. Automatic reallocation is intended to reallocate Contract Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value or increased at a slower rate. This investment method does not guarantee profits nor does it assure that a Contract Owner will avoid losses.

To elect automatic reallocations, the Contract Value must be at least $10,000 and an automatic reallocation application in proper form must be received at the Home Office of the Company. An automatic reallocation application can be obtained by writing to the Company's Home Office at P.O. Box 12530, Seattle, Washington 98111-4530. The Contract Owner must indicate on the application the applicable Sub-Accounts and the percentage of Contract Value to be maintained on a quarterly basis in each Sub-Account. All Contract Value in a selected Sub-Account will be available for the automatic reallocations.

Automatic reallocation of Contract Value will occur on each quarterly anniversary of the Issue Date or other date as permitted by Company practice, which the Company received the automatic reallocation application in proper form. The amounts reallocated will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the reallocations are made.

A Contract Owner may instruct the Company at any time to terminate automatic reallocations by written request to the Company's Home Office. Any Contract Value in a Sub-Account that has not been reallocated will remain in that Sub-Account regardless of the percentage allocation unless the Contract Owner instructs otherwise. If a Contract Owner wants to continue automatic reallocations after they have been terminated, a new automatic reallocation application must be completed and sent to the Company's Home Office and the Contract Value at the time the request is made must be at least $10,000.

The Company reserves the right to discontinue, modify or suspend automatic reallocations and it reserves the right to charge a fee not to exceed $25 per each reallocation between Sub-Accounts or from the unencumbered portion of Fixed Account A Contract Value. Contract Value in Fixed Account B is not eligible for automatic reallocations.

DOLLAR COST AVERAGING REALLOCATIONS. The Contract Owner may direct the Company to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Contract Value or Fixed Account A Contract Value to any one or more other Sub-Accounts or to the Fixed Accounts. No reallocations from Fixed Account B are permitted under this service. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis. This service is intended to allow the Contract Owner to utilize "Dollar Cost Averaging," a long term investment method which provides for regular investments over time in a level or variable amount. The Company makes no guarantees that dollar cost averaging will result in a profit or protect against loss. The Contract Owner may discontinue dollar cost averaging at any time by notifying the Company in writing.

Contract Owners interested in dollar cost averaging may obtain a separate application form and full information concerning this service and its restrictions from their registered representatives.

The Company reserves the right to discontinue, modify or suspend dollar cost averaging. Although the Company currently charges no fees for reallocations made under the dollar cost averaging program, the Company reserves the right to charge a processing fee not to exceed $25 for each dollar cost averaging reallocation between Sub-Accounts or from Fixed Account A.

REALLOCATIONS FROM THE FIXED ACCOUNTS. Subject to the conditions applicable to reallocations among Sub-Accounts, reallocations of amounts from Fixed Account A not designated to the Loan Account may be made to the Sub-Accounts or to Fixed Account B any time before the Start Date. After the Start Date, amounts supporting Fixed Annuity Payouts cannot be reallocated.

Reallocations of Fixed Account B Contract Value to the Sub-Accounts or to Fixed Account A are subject to the following conditions:

(a) Reallocations may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one reallocation may be made during such period;

(b) The Company must receive the reallocation request no more than 30 days before the start of the reallocation period and not later than 10 days before the end of the reallocation;

(c) Reallocations not in excess of the greater of 25% of Fixed Account B Contract Value or $1,000 may be made (unless the balance after such reallocation would be less than $1,000, in which case the full Fixed Account B Contract Value may be reallocated); and

(d) Such reallocation must involve at least $250 of the total Fixed Account B Contract Value (or the total Fixed Account B Contract Value, if less).

After the Start Date, reserves supporting Fixed Annuity Payouts cannot be reallocated.


The Company reserves the right to permit reallocations from Fixed Accounts A and B in excess of the limits described above on a non-discriminatory basis.


ASSIGNMENTS

If the Contract is issued pursuant to or in connection with a Qualified Plan, it may not be sold, transferred, pledged or assigned to any person or entity other than the Company. In other circumstances, an assignment of the Contract is permitted, but only before the Start Date, by giving the Company the original or a certified copy of the assignment. The Company shall not be bound by any assignment until it is actually received by the Company and shall not be responsible for the validity of any assignment. Any payments made or actions taken by the Company before the Company actually receives any assignment shall not be affected by the assignment.

CONTRACT OWNER AND BENEFICIARIES

Unless someone else is named as the Contract Owner in the application for the Contract, the applicant is the Contract Owner of the Contract and before the Start Date may exercise all of the Contract Owner's rights under the Contract.

The Contract Owner may name a Beneficiary and a Contingent Beneficiary. In the event a Contract Owner or the Annuitant in the case of a non-qualified Contract, dies before the Start Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event the Payee dies on or after the date Annuity Payouts commence, the Beneficiary, if the Annuity Payout in effect at the Contract Owner's death so provides, may continue receiving payouts or be paid a lump sum. If the Beneficiary or Contingent Beneficiary is not living on the date payment is due or if no Beneficiary or Contingent Beneficiary has been named, the Payee's estate will receive the applicable proceeds.

A person named as an Annuitant, a Payee, a Beneficiary or a Contingent Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Payout, unless such person is living on the day due proof of death of the Contract Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by the Company.

Unless different arrangements have been made with the Company by the Contract Owner, if more than one Beneficiary is entitled to payments from the Company the payments shall be in equal shares.

Before the Start Date, the Contract Owner may change the Beneficiary or the Contingent Beneficiary by giving the Company written notice of the change, but the change shall not be effective until actually received by the Company. Upon receipt by the Company of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by the Company before the Company received the notice, and the Company shall not be responsible for the validity of any change.

CONTRACT INQUIRIES

Inquiries regarding a Contract may be made by writing to the Company's Home Office, P.O. Box 12530, Seattle, Washington 98111-4530.

ANNUITY PROVISIONS

START DATE

Unless otherwise agreed to by the Company, the Start Date must be the first business day of any calendar month. The Contract Owner may change the Start Date by giving written notice received by the Company at least 30 days before the Start Date currently in effect and the new Start Date. The new Start Date must satisfy the requirements for a Start Date. If the Contract Owner does not select a Start Date, the Start Date will be the Contract Owner's 85th birthday. If the Start Date selected by the Contract Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Start Date to the first Valuation Date after the Start Date selected by the Contract Owner which is at least 60 days after the Contract issue date. For Contracts issued in connection with Qualified Plans, the Start Date and form of payout must satisfy certain requirements under the Code. (See "Federal Tax Status" on page 37.)

ANNUITY PAYOUT SELECTION

The Contract Owner may select a Variable Annuity Payout, a Fixed Annuity Payout, or both, with payments starting at the Start Date selected by the Contract Owner. The Contract Owner may change the form of Annuity Payout(s) by giving written notice received by the Company before the Start Date. If the Contract Owner has not selected the form of Annuity Payout(s) before the Start Date, the Company will apply the Fixed Account Contract Value to provide Fixed Annuity Payouts and the Variable Account Contract Value to provide Variable Annuity Payouts, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months) which will be automatically effective.

FORMS OF ANNUITY PAYOUTS

Variable Annuity Payouts and Fixed Annuity Payouts are available in any of the following Annuity Forms:

LIFE ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY PAYOUT FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT, ETC.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS). Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

JOINT AND FULL SURVIVOR ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first business day of the calendar month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY PAYOUT. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

The Company will pay Fixed and Variable Annuity Payouts under other Annuity Forms that may be offered by the Company. Your registered representative can provide you with the details.

FREQUENCY AND AMOUNT OF ANNUITY PAYOUTS

Annuity Payouts will be paid as monthly installments, unless the Annuitant and the Company agree to a different payout schedule. However, if the Contract Value less any Outstanding Loan Balance at the Start Date is less than $5,000, the Company may pay the difference in a single sum and the Contract will be canceled. Also if a monthly payout would be or become less than $100, the Company may change the frequency of payouts to intervals that will result in payouts of at least $100 each.

ANNUITY PAYOUTS

The amount of the first Fixed Annuity Payout is determined by applying the Contract Value to be used for a fixed annuity at the Start Date to the annuity table in the Contract for the Fixed Annuity Payout selected. The table shows the minimum guaranteed amount of the initial annuity payment for each $1,000 applied. All subsequent payments shall be equal to the initial annuity payment.

The amount of the first Variable Annuity Payout is determined by applying the Contract Value to be used for a variable annuity at the Start Date to the annuity table in the Contract for the Annuity Payout selected. Subsequent Variable Annuity Payouts vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payouts are based on the Annuity Unit Values of a single Sub-Account, the dollar amount of the first annuity payout, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Start Date to establish the number of Annuity Units representing each annuity payout. This number of Annuity Units remains fixed during the annuity payout period. The dollar amount of the second and subsequent payouts is not predetermined and may change from month to month. The dollar amount of the second and each subsequent annuity payout is determined by multiplying the fixed number of Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the annuity payout is due. If the monthly payout is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payout.

The annuity tables in the Contracts are based on the 1983 Mortality Table and a 3% interest rate. Unisex rates will apply for Contracts issued under Qualified Plans and sex distinct rates will apply for non-qualified Transfer Series Contracts.

The Company guarantees that the dollar amount of each Variable Annuity Payout after the first payout will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payout.

SUB-ACCOUNT ANNUITY UNIT VALUE

Each Sub-Account's Annuity Units were initially valued at $10 each at the time Accumulation Units with respect to the Sub-Account were first converted into Annuity Units. The Sub-Account Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor" on page 29.)

ASSUMED INVESTMENT RATE

A 3% assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is equal to the assumed investment rate, Variable Annuity Payouts will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity Payouts will increase and conversely, if it is less, then the payouts will decrease.

PARTIAL ANNUITIZATION

Any time before the Start Date, a Contract Owner may apply a portion of the Contract Value to the purchase of Fixed or Variable Annuity Payouts or to a combination of Fixed and Variable Annuity Payouts. This is called a partial annuitization and occurs in the same manner as described above for application of the entire Contract Value to Annuity Payouts at the Start Date except that values as of the Valuation Date immediately following receipt by the Company of a written request for a partial annuitization are used in place of values as of the Start Date.

Upon the occurrence of a partial annuitization, the Contract Value applied to purchase Annuity Payouts is considered a withdrawal from the Contract. (See "Withdrawals (Redemptions)" on page 31 and "Taxation of Annuities" on page 39.) The Company reserves the right to deduct the amount of any premium taxes not already paid under a Contract.

After a partial annuitization, Annuity Payouts based on the Contract Value applied and the annuity options selected are made in the same manner as if the Start Date had occurred and no Contract Value remained under the Contract. Any remaining Contract Value not applied to purchase Annuity Payouts, the Contract continues as if no partial annuitization had occurred.

FEDERAL TAX STATUS

INTRODUCTION

THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. The Contracts are designed for use by individuals in connection with retirement plans which may or may not be Qualified Plans under the provisions of the Code. The ultimate effect of federal income taxes on the Contract Value, on Annuity Payouts and on the economic benefit to the Contract Owner, the Annuitant, as Payee or the Beneficiary depends upon the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned. No attempt is made to consider any applicable state or other tax laws. The discussion is based on the Company's understanding of Federal Income Tax Laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal Income Tax Laws or the current interpretation by the Internal Revenue Service ("IRS").

A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose Purchase Payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), or 408 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or Annuity Payouts, and on the economic benefit to the Contract Owner, the Annuitant, the Payee or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a Qualified Plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased and proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT


DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code provides that separate account investments underlying a Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity Contract under
Section 72 of the Code. The Variable Account, through each of the Funds, intends to comply with the diversification requirements prescribed in regulations under
Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. The Company expects that each Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity Contract under the Code.


The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Contract Owners may direct their investments to particular Sub-Accounts of the Variable Account or how concentrated the investments of the Funds underlying a variable account may be. The number of underlying investment options available under a variable contract may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, the Company reserves the right to modify the Contracts as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Funds or otherwise to qualify the Contract for favorable tax treatment.


REQUIRED DISTRIBUTIONS

In order to be treated as an annuity Contract for federal income tax purposes,
Section 72(s) of the Code also requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated Beneficiary" is the person designated by such Contract Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Contract Owner's "designated Beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is not an individual, any change in the primary Annuitant is treated as a change of Contract Owner for tax purposes.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

IN GENERAL

Section 72 of the Code governs taxation of annuities in general. The Company believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and complete withdrawals) or as Annuity Payouts under the form of Annuity Payout selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

A Contract Owner who is not a natural person generally must include in income any increase in the excess of the net withdrawal value over the "investment in the Contract" during the taxable year.

The following discussion generally applies to Contracts owned by natural persons.

WITHDRAWALS

In the case of a withdrawal from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the Contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of any individual under a Contract which was not under excluded from the individual's gross income. For Contracts issued in connection with Qualified Plans, the "investment in the Contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a withdrawal (including Systematic Withdrawals) from a Non-Qualified Contract before the Start Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before withdrawal exceeds the "investment in the Contract" at that time. Any additional amount withdrawn is not taxable.

In the case of a full withdrawal under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the Contract."

A Federal penalty tax may apply to certain withdrawals from Qualified and Non-Qualified Contracts. (See "Penalty Tax on Certain Distributions" below.)

ANNUITY PAYOUTS

Although tax consequences may vary depending on the annuity form selected under the Contract, in general, only the portion of the Annuity Payout that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed; after the investment in the Contract is recovered, the full amount of any additional Annuity Payouts is taxable. For Variable Annuity Payouts, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic Annuity Payouts. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the Contract. For Fixed Annuity Payouts, in general there is no tax on the portion of each payout which represents the same ratio that the investment in the Contract bears to the total expected value of the Annuity Payouts for the term of the payouts; however, the remainder of each Annuity Payout is taxable until the recovery of the investment in the Contract, and thereafter the full amount of each Annuity Payout is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of a Contract Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal from the Contract; or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payouts.

PENALTY TAX ON CERTAIN DISTRIBUTIONS

In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

1.       Made on or after the taxpayer reaches age 59-1/2 ;

2. Made on or after the death of the holder (a holder is considered a Contract Owner) (or if the holder is not an individual, the death of the primary annuitant);

3.       Attributable to the taxpayer becoming disabled;

4. A part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

5. Made under an annuity Contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

6. Made under certain annuities issued in connection with structured settlement agreements.

Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.

POSSIBLE CHANGES IN TAXATION

In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS

Section 72(e)(11) of the Code treats all non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Contract Owner during any calendar year as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS

The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59-1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, Annuitants Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the Plans. The Company shall not be bound by the terms and conditions of such Qualified Plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of a Contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity Contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

At the present time, the Company makes no charge to the Sub-Accounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Sub-Accounts or to the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax that it determines to be properly attributable to the Sub-Accounts of the Contracts.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

VOTING OF FUND SHARES

As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Fund shares, the Fund shares held in the Sub-Accounts will be voted by the Company in accordance with the instructions received from the person having voting interests under the Contracts as described below. If the Company determines pursuant to applicable law or regulation that Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then the Company may vote such Fund shares held in the Sub-Accounts in its own right.

Before Variable Annuity Payouts begin, the Contract Owner will have the voting interest with respect to the Fund shares attributable to a Contract. After Variable Annuity Payouts begin, the Annuitant will have the voting interest with respect to the Fund shares attributable to the Annuity Units under a Contract. Such voting interest will generally decrease during the Variable Annuity Payout period.

Any Fund shares held in the Variable Account for which the Company does not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by the Company in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by the Company or any of its affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's votes.

All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund.

Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of the Company.

DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by the Principal Underwriter, Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of the Company. Commissions and other distribution compensation will be paid by the Company. Generally such payments will not exceed 7.00% of the Purchase Payments. In some cases a trail commission based on the Contract Value may also be paid.

REPORTS TO CONTRACT OWNERS

The Company will mail to the Contract Owner, at the last known address of record at the Home Office of the Company, an annual report after the first Contract Year containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value. The Company will also provide to Contract Owners immediate written confirmation of every financial transaction made under their Contracts; however, Contract Owners who make Purchase Payments through salary reduction arrangements with their employers will receive quarterly confirmations of Purchase Payments made to their Contracts.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party. The Company is a defendant in various lawsuits in connection with the normal conduct of its operations. In the opinion of management, the ultimate resolution of such litigation will not result in any significant liability to the Company.

FINANCIAL STATEMENTS AND EXPERTS

The annual financial statements of Separate Account One as of December 31, 1996 and the annual financial statements of Northern Life Insurance Company, which are incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 has been filed with the Securities and Exchange Commission, with respect to the Contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, the Company and the Contracts. The information so omitted may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fee prescribed by the Commission, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the Commission for a complete statement of the provisions thereof.

                              SEPARATE ACCOUNT ONE
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

Introduction ..........................................................       2
Custody of Assets .....................................................       2
Independent Auditors ..................................................       2
Distribution of the Contracts .........................................       2
Calculation of Yields and Total Returns ...............................       3
Company Holidays ......................................................      12
Financial Statements ..................................................      12










If you would like to receive a copy of the Separate Account One Statement of Additional Information, please call 1-800-333-6965 or return this request to:

WASHINGTON SQUARE SECURITIES, INC.
20 WASHINGTON AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55401

Your name
          ---------------------------------------------------------------------

Address
          ---------------------------------------------------------------------

City                                    State                  Zip
     ---------------------------------         ------------        ------------

Please send me a copy of the Separate Account One Statement of Additional Information.


-------------------------------------------------------------------------------

                                   APPENDIX A
                               THE FIXED ACCOUNTS

CONTRIBUTIONS AND REALLOCATIONS TO FIXED ACCOUNT A AND FIXED ACCOUNT B (COLLECTIVELY, THE "FIXED ACCOUNTS") UNDER THE CONTRACTS BECOME PART OF THE GENERAL ACCOUNT OF THE COMPANY (THE "GENERAL ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNTS HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR ARE THE FIXED ACCOUNTS REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNTS NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACTS. DISCLOSURES REGARDING THE FIXED PORTION OF THE CONTRACTS AND THE FIXED ACCOUNTS, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

The Fixed Accounts are part of the General Account, which is made up of all of the general assets of the Company other than those allocated to any separate account. We offer the option of having all or a portion of Purchase Payments allocated to the Fixed Accounts as selected by the Contract Owner at the time of purchase or as subsequently changed. The Company will invest the assets allocated to the Fixed Accounts in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Accounts' assets will be allocated between the Company and the Contracts participating in the Fixed Accounts, in accordance with the terms of such Contracts.

Fixed Annuity Payouts made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

Investment income from the Fixed Accounts allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation.

The Company may credit interest in excess of the guaranteed rate of 3%. Any interest rate in effect when an amount is allocated or reallocated to the Fixed Accounts is guaranteed for that amount until the end of the calendar year in which it is received. After the end of that calendar year, the Company may change the amount of interest credited at its discretion. All amounts in the Fixed Accounts after the end of the calendar years referenced above are credited with excess interest at the rates then in effect for the then current calendar year. Such rates are established at the beginning of each calendar year and are guaranteed for the entire calendar year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on many factors, including, but not limited to: investment yield rates, taxes, Contract persistency, and other experience factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNTS IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Contractholders and Contract Owners and to its stockholder.


Excess interest, if any, will be credited on the Fixed Account Contract Value. The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of Purchase Payments and transfers allocated to the Fixed Accounts, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Accounts, less the sum of all annual administrative charges or Withdrawal Charges levied, any applicable premium taxes, and less any amounts withdrawn or reallocated from the Fixed Accounts. If the Contract Owner makes a full withdrawal, the amount available from the Fixed Accounts will be reduced by any applicable Withdrawal Charge and Annual Contract Charge. (See "Charges Made by the Company" on page 25).

                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                              SEPARATE ACCOUNT ONE
                                       AND
                         NORTHERN LIFE INSURANCE COMPANY


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus, dated August 8, 1997 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by Separate Account One (the "Variable Account") and Northern Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                            -----------------------

TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Introduction ..........................................................     2
Custody of Assets .....................................................     2
Independent Auditors ..................................................     2
Distribution of the Contracts .........................................     2
Calculation of Yields and Total Returns ...............................     3
Company Holidays ......................................................    12
Financial Statements ..................................................    12

                            -----------------------


     The date of this Statement of Additional Information is August 8, 1997.

INTRODUCTION


The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible Purchase Payment Contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 37 of the Prospectus.) Annuity Payouts under the Contracts are deferred until a later date selected by the Contract Owner.


Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of the Company, and/or to Fixed Account A and/or Fixed Account B (which are part of the general account of the Company).


Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds ("Funds"). The Funds currently are: Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio of the Alger American Fund which are managed by Fred Alger Management, Inc.; the Equity-Income Portfolio, Growth Portfolio, Money Market Portfolio and Overseas Portfolio of the Variable Insurance Products Fund and the Asset Manager: Growth Portfolio, Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II, all of which are managed by Fidelity Management & Research Company; the Aggressive Growth Portfolio, Growth Portfolio, International Growth Portfolio and Worldwide Growth Portfolio of the Janus Aspen Series which are managed by Janus Capital Corporation; the Limited Maturity Bond Portfolio and Partners Portfolio of the Neuberger&Berman Advisers Management Trust, which are managed by Neuberger&Berman Management with assistance of Neuberger&Berman LLC; the Northstar High Yield Bond Fund, Northstar Income and Growth Fund, Northstar International Value Fund and Northstar Multi-Sector Bond Fund of the Northstar Variable Trust which are managed by Northstar Investment Management Corporation; and the Equity Portfolio, Global Equity Portfolio, Managed Portfolio and SmallCap Portfolio of the OCC Accumulation Trust which are managed by OpCapAdvisers, a subsidiary of Oppenheimer Capital.

Purchase Payments allocated to Fixed Account A or Fixed Account B, which are part of the general account of the Company, will be credited with interest at a rate not less than 3% per year. Interest credited in excess of 3%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to Fixed Account A and Fixed Account B is not registered under the Securities Act of 1933 and the Fixed Accounts are not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus.)

CUSTODY OF ASSETS

The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account.

INDEPENDENT AUDITORS


The financial statements of Separate Account One and Northern Life Insurance Company, which are incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Washington Square Securities, Inc. ("WSSI"), the principal underwriter which is an affiliate of the Company.

For the years ended December 31, 1995 and 1996, WSSI was paid fees by the Company in connection with distribution of the Contracts aggregating $750 and $641,620.59, respectively.

The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus. (See "Reduction of Charges" at page 28 of the Prospectus.)



No deduction for a sales charge is made from the Purchase Payments for the Contracts. However, if part or all of a Contract's value is withdrawn, Withdrawal Charges (which may be deemed to be Contingent Deferred Sales Charges) may be made by the Company. The method used to determine the amount of such charges is described in the Prospectus under the heading "Charges Made By The Company -- Withdrawal Charge (Contingent Deferred Sales Charge)" on page 25. There is no difference in the amount of this charge or any of the other charges described in the Prospectus as between Contracts purchased by members of the public as individuals or groups, and Contracts purchased by any class of individuals, such as officers, directors or employees of the Company or of the Principal Underwriter.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

Because of the charges and deductions imposed under a Contract, the yield for the Sub-Accounts will be lower than the yield for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

VIP MONEY MARKET PORTFOLIO SUB-ACCOUNT YIELD. From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the VIP Money Market Portfolio or on its portfolio securities.

The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period dividing such net change in account value of the hypothetical account to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Charge; 2) Administration Charge; and 3) the Mortality and Expense Risk Charges. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Contract Charge deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

NCS  =   the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.

ES   =   per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =   The Accumulation Unit value on the first day of the seven-day period.

The current yield of the sub-account for the seven day period ended December 31, 1996 was 4.17%.

EFFECTIVE YIELD. The effective yield of the Money Market Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

The effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV)) 365/7 - 1

Where:

NCS  =   the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

ES   =   per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.

UV   =   the Accumulation Unit value for the first day of the seven-day period.

The effective yield of the sub-account for the seven day period ended December 31, 1996 was 4.26%.

Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account will be lower than the yield for the VIP Money Market Portfolio.

The current and effective yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio, the types and quality of portfolio securities held by VIP Money Market Portfolio and the VIP Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

OTHER SUB-ACCOUNT YIELDS. From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Administration Charge and the Mortality and Expense Risk Charges. The yield calculation assumes an Annual Contract Charge of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average Annual Contract Charge per dollar of Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

Yield = 2 X [(((NI - ES)/(U X UV)) + 1) 6 - 1]

Where:

NI   =   net income of the Portfolio for the 30-day or one-month period attributable to the Sub-Account's Accumulation Units.

ES   =   expenses of the Sub-Account for the 30-day or one-month period.

U    =   the average number of Accumulation Units outstanding.

UV   =   the Accumulation Unit value of the close (highest) of the last day in the 30-day or one-month period.

The annualized yield for the Northstar Multi-Sector Bond Fund Sub-Account for the month ended December 31, 1996 was 6.18%.

Because of the charges and deductions imposed under the Contract, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Fund and its operating expenses.

Yield calculations do not take into account the Withdrawal Charges under the Contracts. The Withdrawal Charge for Transfer Series Contracts is equal to 2% to 6% of Purchase Payments paid during the six years prior to the withdrawal (including the year in which the withdrawal is made) on amounts withdrawn or withdrawn under the Contract. The Withdrawal Charge for Flex Series Contracts is equal to 1% to 8% of amounts withdrawn under the Contracts during the first 10 Contract Years.


AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time, excluding the money market Sub-Account.


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Average annual total returns will be calculated using Sub-Account Accumulation Unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Fund, the deductions for the Mortality and Expense Risk Charges, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes full withdrawal of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Withdrawal Charge in the case of the Transfer Series Contracts, for any period less than six years and in the case of the Flex Series Contracts, for any period less than 11 years. The total return will then be calculated according to the following formula:

TR = ((ERV/P) 1/N) - 1

Where:

TR   =   The average annual total return net of Sub-Account recurring charges.

ERV  =   the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P    =   a hypothetical initial payment of $1,000.

N    =   the number of years in the period.

Following are the Average Annual Total Returns for Sub-Accounts as of December 31, 1996. The following chart does not include the newly added Funds, which were added effective the date of this prospectus: Janus Aspen Series: Janus Aggressive Growth Portfolio, Janus Growth Portfolio, Janus International Growth Portfolio, Janus Worldwide Growth Portfolio; Neuberger&Berman Adviser Management
Trust: Neuberger&Berman AMT Limited Maturity Bond Portfolio, Neuberger&Berman AMT Partners Portfolio; Northstar Variable Trust: Northstar High Yield Bond Fund, Northstar International Value Fund; OCC Accumulation Trust: OCC Equity Portfolio, OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio.


                                                                                    FOR THE PERIOD   FOR THE PERIOD
                                                                                     FROM DATE OF     FROM DATE OF
                                                  FOR THE 1-YEAR   FOR THE 1-YEAR    INCEPTION OF     INCEPTION OF
                                                   PERIOD ENDED     PERIOD ENDED    SUB-ACCOUNT TO   SUB-ACCOUNT TO
SUB-ACCOUNT                                          12/31/96         12/31/96         12/31/96         12/31/96
-----------                                        ------------     ------------    --------------   --------------
                                                     +++T.S.            F.S.             T.S.             F.S.
Alger American Growth Portfolio                        6.07%            3.44%            4.02%             1.92%
 (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap Portfolio              4.78%            2.24%            4.66%             2.52%
 (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio                 4.64%            2.12%           36.39%            32.12%
 (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization Portfolio         (2.95)%          (4.93)%          (5.94)%           (7.36)%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio                   6.98%            4.29%           11.07%             8.49%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio                          7.40%            4.68%            3.22%             1.17%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Overseas Portfolio                        5.87%            3.26%            6.98%             4.68%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager: Growth                 12.64%            9.54%           12.68%             9.99%
 Portfolio
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager Portfolio                7.29%            4.58%            9.32%             6.85%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund Portfolio                  13.80%           10.62%           12.90%            10.20%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio                   15.38%           12.08%           17.43%            14.42%
 (Sub-Account Inception: 10/20/95)
Northstar Growth Fund                                 15.54%           12.24%           15.02%            12.18%
 (Sub-Account Inception: 10/20/95)
Northstar Income and Growth Fund                       6.32%            3.68%            8.60%             6.18%
 (Sub-Account Inception: 10/20/95)
Northstar Multi-Sector Bond Fund                       5.26%            2.69%            7.24%             4.92%
 Sub-Account Inception: 10/20/95)

++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 25 of the Prospectus.)

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges currently in effect.

Such average annual total return information for the Sub-Accounts is as follows:


                                                                                                                 FOR THE PERIOD FROM
                                                                                                                  DATE OF INCEPTION
                                                     FOR THE 1-YEAR         FOR THE 5-YEAR      FOR THE 10-YEAR          OF
                                                      PERIOD ENDED           PERIOD ENDED        PERIOD ENDED       PORTFOLIO TO
SUB-ACCOUNT                                             12/31/96               12/31/96            12/31/96           12/31/96
-----------                                        -------------------    ------------------    ---------------    ---------------
                                                   +++T.S.      F.S.        T.S.       F.S.      T.S.     F.S.      T.S.     F.S.
Alger American Growth Portfolio                      6.07%       3.44%     14.27%     13.43%      N/A      N/A     16.68%   16.28%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio            4.78%       2.24%       N/A        N/A       N/A      N/A     36.93%   33.73%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio               4.64%       2.12%       N/A        N/A       N/A      N/A     21.31%   19.89%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio       (2.95)%     (4.93)%     8.66%      7.97%      N/A      N/A     18.21%   17.95%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                 6.98%       4.29%     15.62%     14.74%      N/A      N/A     11.54%   11.54%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                        7.40%       4.68%     12.81%     12.00%      N/A      N/A     12.90%   12.90%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Overseas Portfolio                      5.87%       3.26%      6.78%      6.15%      N/A      N/A      6.09%    6.00%
 (Portfolio Inception: 1/28/87)
Fidelity VIP II Asset Manager: Growth               12.64%       9.54%       N/A        N/A       N/A      N/A     17.27%   15.17%
 Portfolio
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Asset Manager Portfolio              7.29%       4.58%      8.90%      8.20%      N/A      N/A      9.84%    9.43%
 (Portfolio Inception: 9/6/89)
Fidelity VIP II Contrafund Portfolio                13.80%      10.62%       N/A        N/A       N/A      N/A     25.94%   23.36%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                 15.38%      12.08%       N/A        N/A       N/A      N/A     14.63%   13.69%
 (Portfolio Inception: 8/27/92)
Janus Aggressive Growth Portfolio                    0.75%      (1.49)%      N/A        N/A       N/A      N/A     18.33%   16.92%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                              11.08%       8.09%       N/A        N/A       N/A      N/A     13.22%   12.00%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                27.07%      22.93%       N/A        N/A       N/A      N/A     16.32%   14.37%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                    21.49%      17.76%       N/A        N/A       N/A      N/A     20.20%   18.72%
 (Portfolio Inception: 9/13/93)
Neuberger&Berman AMT Limited (d)                    (2.82)%     (4.81)%     2.93%      2.42%     4.90%    4.81%     6.48%    6.48%
 Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84)
Neuberger&Berman AMT Partners Portfolio (d)         22.02%      18.24%       N/A        N/A       N/A      N/A     18.52%   16.53%
 (Portfolio Inception: 3/22/94)
Northstar Growth Fund                               15.54%      12.24%       N/A        N/A       N/A      N/A     15.71%   13.78%
 (Portfolio Inception: 5/6/94
Northstar High Yield Bond Fund                       8.43%       5.63%       N/A        N/A       N/A      N/A      8.93%    7.32%
 (Portfolio Inception: 5/6/94)
Northstar Income and Growth Fund                     6.32%       3.68%       N/A        N/A       N/A      N/A     10.35%    8.68%
 (Portfolio Inception: 5/6/94)
Northstar International Value Fund                    N/A         N/A        N/A        N/A       N/A      N/A       N/A      N/A
 (Portfolio Inception: 8/8/97)
Northstar Multi-Sector Bond Fund                     5.26%       2.69%       N/A        N/A       N/A      N/A      7.43%    5.90%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (a)                            15.95%      12.61%     15.36%     14.49%      N/A      N/A     14.59%   14.34%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                          7.69%       4.95%       N/A        N/A       N/A      N/A     13.96%   11.93%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (b)                           15.36%      12.06%     16.79%     15.88%      N/A      N/A     18.10%   17.85%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                         11.33%       8.32%     12.12%     11.33%      N/A      N/A     12.77%   12.53%
 (Portfolio Inception: 8/1/88)


+++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 25 of the Prospectus.)


(a) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Equity Portfolio of the Present Trust reflect the performance of the Equity Portfolio of the Old Trust.

(b) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.



(c) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.



(d) Neuberger&Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.



The Company may also disclose average annual total returns for the Funds since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.


Such average annual total return information for the Funds is as follows:



                                                                                                     FOR THE PERIOD
                                                                                       FOR THE        FROM DATE OF
                                                  FOR THE 1-YEAR   FOR THE 5-YEAR      10-YEAR        INCEPTION OF
                                                   PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PORTFOLIO TO
PORTFOLIO                                            12/31/96         12/31/96         12/31/96         12/31/96
---------                                            --------         --------         --------         --------
Alger American Growth Portfolio                       13.35%           16.63%             N/A             18.65%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio             12.04%             N/A              N/A             41.35%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                11.90%             N/A              N/A             24.10%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio          4.18%           11.02%             N/A             20.21%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                  14.28%           17.98%             N/A             13.42%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                         14.71%           15.16%             N/A             14.81%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Overseas Portfolio                       13.15%            9.15%             N/A              7.89%
 (Portfolio Inception: 1/28/87)
Fidelity VIP II Asset Manager: Growth                 20.04%             N/A              N/A             21.58%
 Portfolio
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Asset Manager Portfolio               14.60%           11.26%             N/A             11.69%
 (Portfolio Inception: 9/6/89)
Fidelity VIP II Contrafund Portfolio                  21.22%             N/A              N/A             30.24%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                   22.82%             N/A              N/A             17.10%
 (Portfolio Inception: 8/27/92)
Janus Aggressive Growth Portfolio                      7.95%             N/A              N/A             21.26%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                18.45%             N/A              N/A             16.17%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                  34.71%             N/A              N/A             19.61%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                      29.04%             N/A              N/A             23.13%
 (Portfolio Inception: 9/13/93)
Neuberger&Berman AMT Limited                           4.31%            5.32%            6.68%             8.28%
 Maturity Bond Portfolio (d)
 (Portfolio Inception: 9/10/84)
Neuberger&Berman AMT Partners Portfolio (d)           29.57%             N/A              N/A             21.73%
 (Portfolio Inception: 3/22/94)
Northstar Growth Fund                                 22.99%             N/A              N/A             19.01%
 (Portfolio Inception: 5/6/94)
Northstar High Yield Bond Fund                        15.75%             N/A              N/A             12.25%
 (Portfolio Inception: 5/6/94)
Northstar Income and Growth Fund                      13.61%             N/A              N/A             13.67%
 (Portfolio Inception: 5/6/94)




                                                                                                     FOR THE PERIOD
                                                                                       FOR THE        FROM DATE OF
                                                  FOR THE 1-YEAR   FOR THE 5-YEAR      10-YEAR        INCEPTION OF
                                                   PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PORTFOLIO TO
PORTFOLIO                                            12/31/96         12/31/96         12/31/96         12/31/96
---------                                            --------         --------         --------         --------
Northstar International Value Fund                      N/A              N/A              N/A               N/A
 (Since Inception 8/8/97)
Northstar Multi-Sector Bond Fund                      12.53%             N/A              N/A             10.76%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (a)                              23.40%           17.72%             N/A             16.53%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                           15.00%             N/A              N/A             18.54%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (b)                             22.80%           19.15%             N/A             20.10%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                           18.70%           14.48%             N/A             14.68%
 (Portfolio Inception: 8/1/88)


+++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 25 of the Prospectus.)


(a) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Equity Portfolio of the Present Trust reflect the performance of the Equity Portfolio of the Old Trust.



(b) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.



(c) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.



(d) Neuberger&Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.



OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns that do not reflect the Withdrawal Charge. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts withdrawn. Because the Withdrawal Charge will not be reflected in those quotations, there is no differentiation between the Transfer Series Contracts and the Flex Series Contracts. Listed in the chart below are the Average Annual Total Returns for the Sub-Accounts for the indicated periods. The following chart does not include the newly added Funds, which were added effective the date of this Statement of Additional Information: Janus Aspen Series: Janus Aggressive Growth Portfolio, Janus Growth Portfolio, Janus International Growth Portfolio, Janus Worldwide Growth Portfolio; Neuberger&Berman Advisers Management Trust: Neuberger&Berman AMT Limited Maturity Bond Portfolio, Neuberger&Berman AMT Partners Portfolio; Northstar Variable Trust: Northstar High Yield Bond Fund, Northstar International Value Fund; OCC Accumulation Trust: OCC Equity Portfolio, OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio.

                                                                  FOR THE PERIOD
                                                                   FROM DATE OF
                                                 FOR THE 1-YEAR    INCEPTION OF
                                                  PERIOD ENDED    SUB-ACCOUNT TO
SUB-ACCOUNT                                         12/31/96         12/31/96
-----------                                         --------         --------
Alger American Growth Portfolio                      11.47%             8.46%
 (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap Portfolio            10.18%             9.10%
 (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio               10.04%            40.60%
 (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization Portfolio         2.45%            (1.41)%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio                 12.38%            15.46%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio                        12.80%             7.67%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Overseas Portfolio                      11.27%            11.40%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager Growth                 18.04%            17.06%
 Portfolio
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager Portfolio              12.69%            13.72%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund Portfolio                 19.20%            17.28%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio                  20.78%            21.77%
 (Sub-Account Inception: 10/20/95)
Northstar Growth Fund                                20.94%            19.38%
 (Sub-Account Inception: 10/20/95)
Northstar Income and Growth Fund                     11.72%            13.01%
 (Sub-Account Inception: 10/20/95)
Northstar Multi-Sector Bond Fund                     10.66%            11.66%
 (Sub-Account Inception: 10/20/95)

The Average Annual Total Returns listed below do not reflect deduction of the withdrawal charge and are calculated based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the funds:



                                                                                                       FOR THE PERIOD
                                                                                         FOR THE        FROM DATE OF
                                                  FOR THE 1-YEAR    FOR THE 5-YEAR       10-YEAR        INCEPTION OF
                                                   PERIOD ENDED      PERIOD ENDED      PERIOD ENDED     PORTFOLIO TO
SUB-ACCOUNT                                          12/31/96          12/31/96          12/31/96         12/31/96
-----------                                          --------          --------          --------         --------
Alger American Growth Portfolio                        11.47%            14.69%             N/A             16.68%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio              10.18%              N/A              N/A             38.99%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                 10.04%              N/A              N/A             22.04%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio           2.45%             9.17%             N/A             18.21%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                   12.38%            16.02%             N/A             11.54%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                          12.80%            13.25%             N/A             12.90%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Overseas Portfolio                        11.27%             7.33%             N/A              6.09%
 (Portfolio Inception: 1/28/87)
Fidelity VIP II Asset Manager: Growth                  18.04%              N/A              N/A             19.56%
 Portfolio
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Asset Manager Portfolio                12.69%             9.41%             N/A              9.84%
 (Portfolio Inception: 9/6/89)
Fidelity VIP II Contrafund Portfolio                   19.20%              N/A              N/A             28.07%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                    20.78%              N/A              N/A             15.15%
 (Portfolio Inception: 8/27/92)
Janus Aggressive Growth Portfolio                       6.15%              N/A              N/A             19.25%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                 16.48%              N/A              N/A             14.23%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                   32.47%              N/A              N/A             17.62%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                       26.89%              N/A              N/A             21.08%
 (Portfolio Inception: 9/13/93)
Neuberger&Berman AMT Limited                            2.58%             3.57%            4.90%             6.48%
 Maturity Bond Portfolio (d)
 (Portfolio Inception: 9/10/84)
Neuberger&Berman AMT Partners Portfolio (d)            27.42%              N/A              N/A             19.70%
 (Portfolio Inception: 3/22/94)
Northstar Growth Fund                                  20.94%              N/A              N/A             17.03%
 (Portfolio Inception: 5/6/94)
Northstar High Yield Bond Fund                         13.83%              N/A              N/A             10.38%
 (Portfolio Inception: 5/6/94)
Northstar Income and Growth Fund                       11.72%              N/A              N/A             11.78%
 (Portfolio Inception: 5/6/94)
Northstar International Value Fund                       N/A               N/A              N/A               N/A
 (Portfolio Inception: 8/8/97)
Northstar Multi-Sector Bond Fund                       10.66%              N/A              N/A              8.92%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (a)                               21.35%            15.77%             N/A             14.59%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                            13.09%              N/A              N/A             16.57%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (b)                              20.76%            17.17%             N/A             18.10%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                            16.73%            12.58%             N/A             12.77%
 (Portfolio Inception: 8/1/88)


+++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 25 of the Prospectus.)

(a) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Equity Portfolio of the Present Trust reflect the performance of the Equity Portfolio of the Old Trust.



(b) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.



(c) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.



(d) Neuberger&Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.



The Company may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:


CTR = ERV/P - 1

Where:

CTR  =   the Cumulative Total Return net of Sub-Account recurring charges for the period.

ERV  =   the ending redeemable value of the hypothetical investment at the end of the period.

P    =   a hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Accounts based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into a per-dollar of per-day charge based on the Annual Contract Charges collected from the average total assets of the Variable Account and the Fixed Accounts during the calendar year.


COMPANY HOLIDAYS


The Company is closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Holidays that fall on a Saturday will be recognized on the previous Friday. Holidays that fall on a Sunday will be recognized on the following Monday.


FINANCIAL STATEMENTS



The Statement of Additional Information incorporates by reference the Financial Statements for the Separate Account One as of December 31, 1996 and for the period of October 20, 1995 (the date on which the Separate Account One commenced operations) to December 31, 1995. Deloitte & Touche LLP serves as independent auditors for the Separate Account One. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Separate Account One.



The financial statements of the Company, which are incorporated by reference into this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account One.


The financial statements for the Company for the years ended December 31, 1996 and 1995 have been prepared on the basis of statutory accounting principles ("STAT") rather than generally accepted accounting principles ("GAAP").

NORTHERN LIFE

A RELIASTAR COMPANY
P.O. Box 12530
Seattle, WA 98111-4530









                        For marketing information call:
                                 1-800-426-7050
                        For policy administration call:
                                 1-800-870-0453
          A Variable Annuity Issued by Northern Life Insurance Company

FORM NO. 15500 R8-97

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:

       Part A: None

       Part B: SEPARATE ACCOUNT ONE*
                Independent Auditors' Report
                Statement of Assets and Liabilities, December 31, 1996 Combined Statements of Operations and Changes in
                 Contract Owners' Equity, Year Ended December 31, 1996 and Period from October 20, 1995 to December 31, 1995
                Notes to Financial Statements

               NORTHERN LIFE INSURANCE COMPANY*
                Independent Auditors' Report
                Statutory-Basis Balance Sheets, Years Ended December 31, 1996
                 and 1995
                Statutory-Basis Statements of Operations, Years Ended
                 December 31, 1996 and 1995
                Statutory-Basis Statements of Changes in Capital and Surplus,
                 Years Ended December 31, 1996 and 1995
                Statutory-Basis Statement of Cash Flows, Years Ended December
                 31, 1996 and 1995
                Independent Auditor's Report on Supplemental Schedule of
                 Assets and Liabilities
                Supplemental Schedule of Assets and Liabilities, Year Ended
                 December 31, 1996

(b) Exhibits:

1. Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") authorizing the establishment of Separate Account One ("Registrant"). (Filed with registration statement on Form N-4 on March 20, 1995.) Not Applicable.

2.       Not Applicable.

3.       (a)      Form of Distribution and Administrative Services Agreement
                  between Washington Square Securities, Inc. and Depositor.
                  (Filed with registration statement on Form N-4 on March 20, 1995.)

         (b) Form of selling group (or distribution) agreement between Washington Square Securities, Inc. and selling group members. (Filed with registration statement on Form N-4 on March 20, 1995.)

4.       (a)      Individual Deferred Tax Sheltered Annuity Contract (Transfer
                  Series). (Filed with registration statement on Form N-4 on March 20, 1995.)

         (b) Individual Deferred Annuity Contract (Transfer Series) for use with non-qualified plans. (Filed with registration statement on Form N-4 on March 20, 1995.)

         (c) Individual Deferred Retirement Annuity Contract (Transfer Series). (Filed with registration statement on Form N-4 on March 20, 1995.)

         (d) Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract. (Filed with registration statement on Form N-4 on March 20, 1995.)

         (e) Flexible Premium Individual Deferred Retirement Annuity Contract. (Filed with registration statement on Form N-4 on March 20, 1995.)

         (f) ERISA Endorsement. (Filed with Securities Act of 1933 Post-Effective Amendment No. 1)


         (g)      TSA Endorsement. (Filed previously.)



         (h) Form of Contract No. 13000 2-95 as amended. Filed as an exhibit hereto.


* Incorporated by reference to Post-Effective Amendment No. 2 to Registrants Form N-4 Registration Statement, File #33-90474, filed on April 28, 1997.

         (i) Form of Contract No. 13004 2-95 as amended. Filed as an exhibit hereto.


5. Contract Application Form. (Filed with registration statement on Form N-4 on March 20, 1995.)

6.       (a)      Articles of Incorporation of Depositor. (Filed with
                  registration statement on Form N-4 on March 20, 1995.)

         (b) Bylaws of Depositor. (Filed with registration statement on Form N-4 on March 20, 1995.)

7.       Not Applicable.

8.       (a)      Participation Agreement with The Alger American Fund and Fred
                  Alger and Company. (Filed with Securities Act of 1933
                  Pre-Effective Amendment No. 1.)


         (b) Amendment to Participation Agreement among Fidelity's Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company, dated July 24, 1997. Filed as an Exhibit hereto.



         (c) Amendment to Participation Agreement among Fidelity's Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company, dated July 24, 1997. Filed as an Exhibit hereto.



         (d) Participation Agreement by and between the Janus Aspen Trust and Northern Life Insurance Company, dated August 8, 1997. Filed as an Exhibit hereto.



         (e) Participation Agreement by and among Northern Life Insurance Company, Neuberger&Berman Advisers Management Trust, Advisers Managers Trust and Neuberger&Berman Management Incorporated, dated August 8, 1997. Filed as an Exhibit hereto.



         (f) Participation Agreement by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors, dated August 8, 1997. Filed as an Exhibit hereto.



         (g) Service Agreement by and between Fred Alger Management, Inc. and Northern Life Insurance Company, dated as of August 8, 1997. Filed as an Exhibit hereto.



         (h) Service Agreement by and between Janus Capital Corporation and Northern Life Insurance Company, dated August 8, 1997. Filed as an Exhibit hereto.



         (i) Service Agreement by and between Neuberger&Berman Management Inc. and Northern Life Insurance Company, effective August 8, 1997. Filed as an Exhibit hereto.



         (j) Service Agreement by and between OpCap Advisors and Northern Life Insurance Company, dated as of August 8, 1997. Filed as an Exhibit hereto.



9. Consent and Opinion of James E. Nelson as to the legality of the securities being registered.



10. Consent of Deloitte & Touche LLP, dated July 30, 1997. Filed as an exhibit hereto.


11.      No financial statements are omitted from Item 23.

12.      Not Applicable.


13. Schedule of computation of performance data. Filed as an exhibit hereto.



14. Financial Data Schedule. Incorporated by reference to Post-Effective Amendment No. 2 to Registrants Form N-4 Registration Statement, File No. 33-90474, filed on April 28, 1997.


15. Powers of Attorney for Michael J. Dubes, John H. Flittie, Wayne R. Huneke, Robert C. Salipante, John G. Turner and Steven W. Wishart. (Filed with registration statement on Form N-4 on March 20, 1995.) Power of Attorney for Richard R. Crowl (Filed with Securities Act of 1933 Post-Effective Amendment No. 1.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS

  NAME AND PRINCIPAL
PRINCIPAL BUSINESS ADDRESS               POSITIONS AND OFFICES WITH DEPOSITOR
--------------------------               ------------------------------------
Michael J. Dubes                         Director; President and Chief Executive
1110 Third Avenue                        Officer
Seattle, Washington 98111

Richard R. Crowl                         Director; Senior Vice President,
20 Washington Avenue South               General Counsel and Assistant Secretary
Minneapolis, Minnesota 55401

John H. Flittie                          Director; Vice Chairman
20 Washington Avenue South
Minneapolis, Minnesota 55401

Wayne R. Huneke                          Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Kenneth U. Kuk                           Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Robert C. Salipante                      Director
20 Washington Avenue South
Minneapolis, Minnesota 55401

John G. Turner                           Director; Chairman
20 Washington Avenue South
Minneapolis, Minnesota 55401

Steven W. Wishart                        Director; Assistant Treasurer
20 Washington Avenue
South Minneapolis, Minnesota 55401

EXECUTIVE OFFICERS

NAME                       POSITIONS AND OFFICES WITH DEPOSITOR
----                       ------------------------------------
Michael J. Dubes           President and Chief Executive Officer
James R. Miller            Executive Vice President and Chief Operating Officer
Richard R. Crowl           Senior Vice President, General Counsel and Assistant
                           Secretary
Paul R. Beeghly            Vice President
Garth A. Bernard           Vice President and Chief Actuary
Richard Contreras          Vice President, Marketing
Douglas R. Kaufman         Vice President, Chief Financial Officer and Treasurer
Jerome A. Mills            Vice President, Advance Marketing
Eric M. Onderdonk          Vice President and Chief Information Officer
Brad J. Corbin             Vice President, Sales
Elizabeth R. Bennett       Vice President and Medical Director


The principal business address of each of the foregoing executive officers is 1110 Third Avenue, Seattle, Washington 98101, with the exception of Mr. Crowl and Ms. Bennett whose principal business address is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Registrant is a separate account of Depositor. Depositor is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp., formerly known as The NWNL Companies, Inc., a Delaware Corporation.


A chart identifying the subsidiaries of ReliaStar Financial Corp. and their relationship to one another, all of which, except where indicated, are either directly or indirectly wholly-owned by ReliaStar Financial Corp. except for directors qualifying shares, was filed as an exhibit to Post-Effective Amendment No. 4 to Form N-4 of Northstar Variable Account, on July 9, 1997, File No. 33-73058 and is incorporated herein by reference.


ITEM 27. NUMBER OF CONTRACT OWNERS


As of May 31, 1997, there were 7,503 owners of the Contracts, 6,999 which were owners of qualified Contracts.


ITEM 28. INDEMNIFICATION

Reference is hereby made to Article VII, Section 6 of Depositor's Bylaws, filed as an Exhibit to the registration statement filed on Form N-4 on March 20, 1995. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, and permit indemnification of directors, officers, employees and agents of Washington Square Securities, Inc. ("WSSI") under certain conditions. Section 4.01 of the Bylaws of WSSI mandates indemnification by WSSI of its directors and officers under certain conditions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

An insurance company blanket bond is maintained providing $25,000,000 coverage for Depositor and the Principal Underwriter, subject to a $500,000 deductible.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) WSSI, an affiliate of the Company, is the principal underwriter of the Contracts. WSSI also acts as the principal underwriter for variable annuity contracts issued by ReliaStar Life Insurance Company ("ReliaStar Life"), an affiliate of the Depositor, through the ReliaStar Life Select Variable Account and variable life insurance policies issued by ReliaStar Life through the Select*Life Variable Account. Both of these variable accounts are separate accounts of ReliaStar Life and are registered as unit investment trusts under the Investment Company Act of 1940. WSSI also distributes, but is not the principal underwriter of, variable annuity Contracts issued by ReliaStar Life through the MFS/ReliaStar Variable Account and the Northstar/ReliaStar Variable Account, each of which is a separate account of and is registered as a unit investment trust under the Investment Company Act of 1940.

(b) The directors and officers of WSSI are as follows:


DIRECTORS

NAME                      PRINCIPAL OCCUPATION
----                      --------------------
John H. Flittie           Vice Chairman, President and Chief Operating Officer
                           of ReliaStar Financial Corp. and ReliaStar Life Insurance Company
Roger W. Arnold           Vice President, Individual Sales of ReliaStar Life
                           Insurance Company
Michael J. Dubes          President and Chief Executive Officer of Depositor
Robert C. Salipante       Senior Vice President of Personal Financial Services
                           of ReliaStar Financial Corp.
Steven W. Wishart         Senior Vice President and Chief Investment Officer of
                           ReliaStar Financial Corp. and ReliaStar Life
                           Insurance Company


EXECUTIVE OFFICERS

NAME                        POSITIONS AND OFFICES WITH WSSI
----                        -------------------------------
John H. Flittie             Chairman
James R. Gelder             President
Michael R. Fanning          Executive Vice President
Robert B. Saginaw           Vice President
Susan M. Bergen             Secretary
David Braun                 Assistant Vice President
David P. Wilken             Treasurer
Jeffrey A. Montgomery       Chief Operating Officer


(c) For the year ended December 31, 1996 WSSI received $641,620.59 in fees, including gross concessions, in connection with distribution of the Contracts.

ITEMS 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of Registrant are located at the offices of Depositor at 1110 Third Avenue, Seattle, Washington 98101.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


The Depositor and the Registrant rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.


The Depositor represents that the fees and charges deducted under the Advantage series variable annuity contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

With regard to restricted distributions to plan participants in accordance with the requirements of IRC Section 403(b)(11), the Registrant, in respect to a no-action letter issued by the Division of Investment Management (No.
IP-6-88, November 28, 1988"), undertakes to:

(a) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(b) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

(c) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

(d) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value;

(e) The Registrant represents that this said no-action letter is being relied upon and that the provisions of paragraphs (a)-(d) above have been complied with.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf, in the City of Seattle and State of Washington, on this 31st day of July, 1997.

                                   SEPARATE ACCOUNT ONE
                                   (Registrant)

                                   By NORTHERN LIFE INSURANCE COMPANY
                                      (Depositor)

                                   By   /s/ Michael J. Dubes
                                        Michael J. Dubes
                                        President and Chief Executive Officer



As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf, in the City of Seattle and State of Washington, on this 31st day of July, 1997.

                                   NORTHERN LIFE INSURANCE COMPANY

                                   By   /s/ Michael J. Dubes
                                        Michael J. Dubes
                                        President and Chief Executive Officer



As required by the Securities Act of 1933, Post-Effective Amendment No. 4 to the Registration Statement has been signed on this 31st day of July, 1997 by the following directors and officers of Depositor in the capacities indicated:


    SIGNATURE                               TITLE
    ---------                               -----
/s/ Michael J. Dubes        President and Chief Executive Officer
Michael J. Dubes

/s/ James R. Miller         Executive Vice President and
James R. Miller             Chief Operating Officer

/s/ Douglas R. Kaufman      Vice President, Chief Financial Officer,
Douglas R. Kaufman          Treasurer and Comptroller


Richard R. Crowl         Wayne R. Huneke               John G. Turner
Michael J. Dubes         Kenneth U. Kuk                Steven W. Wishart
John H. Flittie          Robert C. Salipante

A majority of the Board of Directors.

James E. Nelson, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Northern Life Insurance Company pursuant to powers of attorney duly executed by such persons.

                              /s/ James E. Nelson
                       James E. Nelson, Attorney-In-Fact